   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 10, 1999
                                                      REGISTRATION NOS.: 2-82510
                                                                        811-3692
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                        POST-EFFECTIVE AMENDMENT NO. 25                      /X/

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

                                AMENDMENT NO. 26                             /X/

                            ------------------------

             MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES

                        (A MASSACHUSETTS BUSINESS TRUST)

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this
                                 Post-Effective
                          Amendment becomes effective

                            ------------------------

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
        ___ immediately upon filing pursuant to paragraph (b)
        ___ on (date) pursuant to paragraph (b)
        ___ 60 days after filing pursuant to paragraph (a)
        _X_ on April 30, 1999 pursuant to paragraph (a) of rule 485

                            AMENDING THE PROSPECTUS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

ITEM                                                                           CAPTION
----------------------------------------------  ---------------------------------------------------------------------

PART A

 1.  .........................................  Cover Page; Back Cover

 2.  .........................................  The Portfolios and Their Management; Risk Factors

 3.  .........................................  Not Applicable

 4.  .........................................  The Portfolios and Their Management; Risk Factors

 5.  .........................................  Not Applicable

 6.  .........................................  Eligible Purchasers of the Fund; Investment Management

 7.  .........................................  Eligible Purchasers of the Fund; Shareholder Information

 8.  .........................................  Not Applicable

 9.  .........................................  Financial Highlights

PART B                                                           STATEMENT OF ADDITIONAL INFORMATION

    Information required to be included in Part B is set forth under the appropriate caption in Part B of this
Registration Statement.

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                                       PROSPECTUS -  MAY 1, 1999

Morgan Stanley Dean Witter
                                                      VARIABLE INVESTMENT SERIES

[COVER PHOTO]

                    Morgan Stanley Dean Witter Variable Investment Series is a mutual fund comprised of 16 separate Portfolios, each with its own distinctive investment objective(s) and policies. The Portfolios are:

The Money Market Portfolio           The Global Dividend Growth Portfolio
The Short-Term Bond Portfolio        The European Growth Portfolio
The Quality Income Plus Portfolio    The Pacific Growth Portfolio
The High Yield Portfolio             The Equity Portfolio
The Utilities Portfolio              The S&P 500 Index Portfolio
The Income Builder Portfolio         The Competitive Edge "Best Ideas" Portfolio
The Dividend Growth Portfolio        The Aggressive Equity Portfolio
The Capital Growth Portfolio         The Strategist Portfolio

                    Shares of each Portfolio are sold exclusively to certain life insurance companies in connection with particular life insurance and/or annuity contracts they issue. The insurance companies invest in shares of the portfolios in accordance with instructions received from owners of the applicable life insurance or annuity policy.

                    This PROSPECTUS must be accompanied by a current prospectus for the variable annuity contracts issued by Northbrook Life Insurance Company, Allstate Life Insurance Company of New York or Glenbrook Life and Annuity Company or a current prospectus for the variable life insurance contracts issued by Northbrook Life Insurance Company, Glenbrook Life and Annuity Company or Paragon Life Insurance Company.

  The Securities and Exchange Commission has not approved these securities or passed upon the adequacy of this PROSPECTUS. Any representation to the contrary is a criminal offense.

CONTENTS

Eligible Purchasers of
the
Fund                      ............................................................                   1
The Portfolios and Their
Management                ............................................................                   2
                          The Money Market Portfolio..................................                   2
                          The Short-Term Bond Portfolio...............................                   5
                          The Quality Income Plus Portfolio...........................                   6
                          The High Yield Portfolio....................................                   9
                          The Utilities Portfolio.....................................                  11
                          The Income Builder Portfolio................................                  14
                          The Dividend Growth Portfolio...............................                  17
                          The Capital Growth Portfolio................................                  19
                          The Global Dividend Growth Portfolio........................                  21
                          The European Growth Portfolio...............................                  23
                          The Pacific Growth Portfolio................................                  26
                          The Equity Portfolio........................................                  29
                          The S&P 500 Index Portfolio.................................                  31
                          The Competitive Edge "Best Ideas" Portfolio.................                  33
                          The Aggressive Equity Portfolio.............................                  35
                          The Strategist Portfolio....................................                  37
Additional Information
About the Portfolios      ............................................................                  39
Risk Factors              ............................................................                  40
Investment Management     ............................................................                  45
Shareholder Information   ............................................................                  48
                          Pricing Fund Shares.........................................                  48
                          Dividends and Distributions.................................                  48
                          Tax Consequences............................................                  49
Financial Highlights      ............................................................                  50

ELIGIBLE PURCHASERS OF THE FUND

                    Morgan Stanley Dean Witter Variable Investment Series (the "Fund") is comprised of 16 separate Portfolios (each a "Portfolio"), each with its own distinct investment objective(s) and policies. The Fund is offered exclusively to certain life insurance companies in connection with particular life insurance and/or annuity contracts they offer. Shares of each Portfolio are purchased by the life insurance companies at net asset value per share without a sales charge in accordance with instructions received from the owners of the applicable life insurance or annuity contract. Currently the Fund is offered to the following insurance companies:

 INSURANCE COMPANY              TYPE OF POLICY
-----------------------------------------------------------------------------
   Northbrook Life Insurance    Certain Flexible Premium Variable Annuity and
                     Company    Variable Life Insurance Contracts
-----------------------------------------------------------------------------
     Allstate Life Insurance    Certain Flexible Premium Deferred Variable
                     Company    Annuity Contracts
-----------------------------------------------------------------------------
  Glenbrook Life and Annuity    Certain Flexible Premium Deferred Variable
                     Company    Annuity Contracts and Certain Flexible
                                Premium Variable Life Insurance Contracts
-----------------------------------------------------------------------------
      Paragon Life Insurance    Certain Flexible Premium Variable Life
                     Company    Insurance Contracts (issued in connection
                                with an employer-sponsored insurance program
                                offered only to certain employees of Morgan
                                Stanley Dean Witter & Co., the parent of the
                                Fund's Investment Manager)
-----------------------------------------------------------------------------

THE PORTFOLIOS AND THEIR MANAGEMENT

                    The Investment Manager to each of the Portfolios is Morgan Stanley Dean Witter Advisors Inc. The Sub-Advisor to the Pacific Growth Portfolio and the European Growth Portfolio is Morgan Stanley Dean Witter Investment Management Inc. (See "Investment Management" for information about the Investment Manager and the Sub-Advisor.)

THE MONEY MARKET PORTFOLIO

ICON                INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The investment objectives of the Money Market Portfolio are high current income, preservation of capital and liquidity.
                    There is no guarantee that the Portfolio will achieve these objectives.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio invests in high quality, short-term debt obligations. In selecting investments, the Investment
                    Manager seeks to manage the Portfolio's share price to remain stable at $1.00. A mutual fund's share price remaining stable at $1.00 means that the fund would preserve the principal value of the shareholders' investments.

                    Since the Portfolio's income from its portfolio securities will fluctuate, the Portfolio's yield will fluctuate. The yield reflects the actual income paid to Fund shareholders. Yield is calculated every day by dividing the Portfolio's net income per share, expressed at annual rates, by the share price. The yield will fluctuate in response to general interest rate changes.

                    The Portfolio's investments are limited, as a matter of fundamental investment policy, which may not be changed without shareholder approval, to the following types of money market instruments:

                    1. Commercial paper that is rated by Standard & Poor's
                       Corporation ("S&P") in one of the two highest rating categories or the highest grade by Moody's Investors Services Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's.

                    2. Corporate obligations rated at least A by S&P or Moody's.

                    3. Debt obligations of U.S.-regulated banks having total
                       assets of $1 billion or more, and instruments secured by those obligations. These investments include certificates of deposit.

                    4. Eurodollar certificates of deposit issued by foreign
                       branches of domestic banks having total assets of $1 billion or more.

                    5. Certificates of deposit of savings banks and savings and loan associations having total assets of $1 billion or more.

                    6. Debt obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or its instrumentalities.

                    7. Certificates of deposit of banks and savings institutions having total assets of less than $1 billion, if the principal amount of the obligation is federally insured.

                    8. Repurchase agreements, which may be viewed as a type of secured lending by the Portfolio.

                    The Portfolio may purchase debt obligations that have fixed, variable or floating rates of interest. The interest rates payable on variable rate or floating rate obligations may fluctuate based upon changes in market rates.

                    The Portfolio attempts to balance its objectives of high income, capital preservation and liquidity by investing in securities of varying maturities and risks. The Portfolio does not, however, invest in securities that mature in more than one year from the date of purchase.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    A principal risk of investing in the Portfolio is associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

                    The Investment Manager actively manages the Portfolio's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Portfolio's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short maturities, and repurchase agreements with respect to such obligations.

                    An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Portfolio.

                    For a discussion of the other risks associated with investing in the Portfolio, see "Risk Factors."

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 10 years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the Portfolio's performance history. The Portfolio's past performance does not indicate how it will perform in the future.

                    ANNUAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           9.10%
1990           7.93%
1991           5.70%
1992           3.43%
1993           2.75%
1994           3.81%
1995           5.66%
1996           5.11%
1997           5.23%
1998           5.18%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 2.40% (quarter ended June 30, 1989) and the lowest return for a calendar quarter was 0.66% (quarter ended June 30, 1993).

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR YEAR)
-------------------------------------------------------------------------------
                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------------
 Money Market Portfolio                 5.18%         5.00%           5.38%
-------------------------------------------------------------------------------
 Benchmark - [to be inserted]             %             %               %
-------------------------------------------------------------------------------
 Lipper - [to be inserted]                %             %               %
-------------------------------------------------------------------------------

THE SHORT-TERM BOND PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The investment objective of the Short-Term Bond Portfolio is to provide a high level of current income consistent with the preservation of capital. There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio normally invests at least 65% of its assets in bonds issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities
                    (including zero coupon securities), and investment grade corporate and other types of bonds. In selecting portfolio investments, the Investment Manager considers both domestic and international economic developments, interest rate trends and other factors and seeks to maintain an overall weighted average maturity for the Portfolio of less than three years.

                    MORTGAGE-BACKED SECURITIES. Certain of the U.S. Government securities in which the Portfolio may invest are mortgage-backed securities. One type of mortgage-backed security, in which the Portfolio may invest, is a mortgage pass-through security. These securities represent a participation interest in a pool of residential mortgage loans originated by U.S. Governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates.

                    The Portfolio may invest up to 25% of its assets in investment grade fixed-income securities issued by foreign governments or corporations. The Portfolio's investments also include "Rule 144A" fixed-income securities, which are subject to resale restrictions. Up to 5% of the Portfolio's assets may be invested in fixed-income securities rated lower than investment grade, or if unrated of comparable quality as determined by the Investment Manager (commonly known as "junk bonds").

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    Principal risks of investing in the Portfolio are associated with the Portfolio's investments in fixed-income securities.
                    These risks are credit risk and interest rate risk. Credit risk is the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

                    There are also particular risks associated with the Portfolio's investments in mortgage-backed securities. For example mortgage-backed securities are subject to prepayment risk and in some cases may be more volatile and less liquid than other traditional types of debt securities.

                    The foregoing risks and other risks associated with the Portfolio's investments are discussed in detail under the heading "Risk Factors."

THE QUALITY INCOME PLUS PORTFOLIO

ICON                INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The primary investment objective of the Quality Income Plus
                    Portfolio is to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective the Portfolio seeks capital appreciation but only when consistent with its primary objective. There is no guarantee that the Portfolio will achieve these objectives.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio normally invests at least 65% of its assets in
                    (i) U.S. Government securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, (ii) debt securities (including zero coupon securities), rated at the time of purchase within the three highest bond rating categories by Moody's or S&P or if not rated determined to be of comparable quality by the Investment Manager, and (iii) Yankee government bonds rated at the time of purchase within the three highest rating categories of Moody's or S&P or if not rated determined to be of comparable quality by the Investment Manager. Yankee government bonds are U.S. dollar denominated bonds issued by foreign government agencies or instrumentalities (no more than 20% of the Portfolio's assets may be invested in Yankee government bonds). The Portfolio is not limited as to the maturities of the U.S. Government and other debt securities in which it may invest.

                    In making investment decisions for the Portfolio, the Investment Manager considers both domestic and international economic developments, interest rate trends and other factors. The Investment Manager evaluates technical considerations such as the relative supply of and demand for corporate notes and U.S. Treasury and agencies issues before it decides upon an asset allocation. Similarly, the assessment of the strength of individual companies that issue corporate debt and the overall country risk of sovereign debt obligations contribute to the decision-making process.

                    MORTGAGE-BACKED SECURITIES. Certain of the U.S. Government securities in which the Portfolio may invest are mortgage-backed securities. One type of mortgage-backed security, in which the Portfolio may invest, is a mortgage pass-through security. These securities represent a participation interest in a pool of residential mortgage loans originated by U.S. Governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates.

                    BORROWING. In seeking to increase income, the Portfolio may borrow to purchase securities. Such borrowing may not exceed 25% of the Portfolio's total assets.

ICON                OTHER INVESTMENTS
--------------------------------------------------------------------------------
                    Up to 15% of the Portfolio's assets may be invested in Yankee corporate bonds which are rated at the time of purchase within the three highest grades as determined by Moody's or S&P or which, if not rated, are of comparable quality as determined by the Investment Manager. Yankee corporate bonds are U.S. dollar denominated debt securities issued by foreign companies.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    A principal risk of investing in the Portfolio is associated with the Portfolio's investments in fixed-income securities.
                    These risks are credit risk and interest rate risk. Credit risk is the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

                    There are also particular risks associated with the Portfolio's investments in mortgage-backed securities. For example mortgage-backed securities are subject to prepayment risk and in some cases may be more volatile and less liquid than other traditional types of debt securities. The foregoing risks and other risks associated with the Portfolio's investments are discussed in detail under the heading "Risk Factors."

                    The Portfolio may borrow money to purchase securities. To the extent that the Portfolio engages in such practice it may be leveraged. Leveraging generally exaggerates the effect on net asset value of any increase or decrease in the market value of the Portfolio's investments.

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 10 years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the Portfolio's performance history. The Portfolio's past performance does not indicate how it will perform in the future.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989          12.78%
1990           6.84%
1991          18.75%
1992           8.26%
1993          12.99%
1994          -6.63%
1995          24.30%
1996           1.56%
1997          11.09%
1998           8.67%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 8.07% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was -4.83% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR YEAR)
-------------------------------------------------------------------------------
                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------------
 Quality Income Plus Portfolio          8.67%         7.31%           9.55%
-------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond
 Index(1)                               8.69%         7.27%           9.26%
-------------------------------------------------------------------------------
 Lipper Analytical Services Inc.
 Variable Annuity Corporate Debt
 A-Rated Underlying Funds
 Average(2)                             7.04%         5.96%           8.14%
-------------------------------------------------------------------------------

(1) The Lehman Brothers Aggregate Bond Index tracks the performance of all U.S. Government agency and Treasury securities, investment grade corporate debt securities, agency mortgage-backed securities and asset-backed securities. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity Corporate Debt A-Rated Funds Average tracks the performance of funds which invest at least 65% of their assets in corporate debt issues rated "A" or better or government issues, as reported by Lipper Analytical Services.

THE HIGH YIELD PORTFOLIO

ICON                INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The primary investment objective of the High Yield Portfolio is to provide a high level of current income by investing in a diversified portfolio consisting principally of fixed-income securities, which may include both non-convertible and convertible debt securities and preferred stocks. As a secondary objective the Portfolio will seek capital appreciation, but only when consistent with its primary objective. There is no guarantee that the Portfolio will achieve these objectives.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio normally invests at least 65% of its assets in fixed-income securities (including zero coupon securities) rated Baa or lower by Moody's or BBB or lower by S&P or in nonrated securities considered by the Investment Manager to be appropriate investments for the Portfolio. These securities are commonly known as "junk bonds." They may also include "Rule 144A" securities, which are subject to resale restrictions. There are no minimum quality ratings for investments.

                    In making investment decisions the Investment Manager considers an issuer's creditworthiness, economic developments, interest rate trends and other factors it deems relevant. In evaluating an issuer's creditworthiness the Investment Manager relies principally on its own analysis. A security's credit rating is simply one factor that may be considered by the Investment Manager in this regard.

ICON                OTHER INVESTMENTS
--------------------------------------------------------------------------------
                    In addition to junk bonds, the Portfolio may invest in the following:

                    1. Higher rated fixed-income securities -- The Portfolio may invest in securities rated higher than Baa or BBB (or if not rated, determined to be of comparable quality) when the Investment Manager believes that such securities may produce attractive yields.

                    2. Foreign securities -- The Portfolio may invest up to 20%
                       of its assets in securities issued by foreign governments and other foreign issuers (including American depository receipts or other similar securities convertible into securities of foreign issuers) but not more than 10% of its assets in these securities may be denominated in foreign currencies.

                    3. Unit Offerings -- The Portfolio may purchase units which combine debt securities with equity securities and/or warrants.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    A principal risk of investing in the Portfolio is associated with its investments in junk bonds. Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds have been found generally to be less sensitive to changes in prevailing interest rates than higher rated securities but are more likely to be sensitive to adverse economic changes or individual corporate developments.

                    The risks of junk bonds and other risks associated with the Portfolio's investments are discussed in detail under the heading "Risk Factors."

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 10 years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the Portfolio's performance history. The Portfolio's past performance does not indicate how it will perform in the future.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989         -12.44%
1990         -25.54%
1991          58.14%
1992          18.35%
1993          24.13%
1994          -2.47%
1995          14.93%
1996          11.98%
1997          11.87%
1998          -6.20%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 27.00% (quarter ended March 31, 1991) and the lowest return for a calendar quarter was -15.93% (quarter ended December 31, 1990).

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR YEAR)
-------------------------------------------------------------------------------
                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------------
 High Yield Portfolio                  -6.20%         5.66%           7.15%
-------------------------------------------------------------------------------
 Lehman Brothers High Yield
 Index(1)                               1.60%         8.52%          10.52%
-------------------------------------------------------------------------------
 Lipper Analytical Services Inc.
 Variable Annuity High Current
 Yield Underlying Funds Average(2)     -1.57%         7.42%           9.52%
-------------------------------------------------------------------------------

(1) The Lehman Brothers High Yield Index tracks the performance of all below investment grade securities which have at least $100 million in outstanding issuance, are greater than one year to maturity and are issued in fixed-rate U.S. dollar denominations. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity High Current Yield Funds Average tracks the performance of funds which aim at high (relative) current yield from fixed-income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues, as reported by Lipper Analytical Services.

THE UTILITIES PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The investment objective of the Utilities Portfolio is to provide current income and long term growth of income and capital by investing primarily in equity and fixed-income securities of companies engaged in the utilities industry.
                    There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                    The Portfolio normally invests at least 65% of its assets in securities of companies in the public utilities industry. These securities include equity securities and investment grade fixed income securities (including zero coupon securities). The term "public utilities industry" consists of companies engaged in the manufacture, production, generation, transmission, sale and distribution of gas and electric energy, as well as companies engaged in the communications field, including telephone, telegraph, satellite, microwave and other companies providing communication facilities for the public and business, but excluding public broadcasting companies. For purposes of the Portfolio, a company will be considered to be in the public utilities industry if, during the most recent twelve month period, at least 50% of the company's gross revenues, on a consolidated basis, is derived from the public utilities industry.

                    The Portfolio does not have any set policies to concentrate within any particular segment of the utilities industry. The Portfolio will shift its asset allocation without restriction between types of utilities and between equity and fixed-income securities. These shifts will be based upon the Investment Manager's determination of how to achieve the Portfolio's investment objective in light of prevailing market, economic and financial conditions. For example, at a particular time the Investment Manager may choose to allocate up to 100% of the Portfolio's assets in a particular type of security (for example, equity securities) or in a specific utility industry segment (for example, electric utilities).

                    Criteria to be utilized by the Investment Manager in the selection of equity securities include but are not limited to the following screens; earnings and dividend growth; book value; dividend discount; and price/earnings relationships. In addition, the Investment Manager makes continuing assessments of management, the prevailing regulatory framework and industry trends. The Investment Manager may also utilize computer-based equity selection models in connection with stock allocation in the equity portion of the portfolio. In keeping with the Portfolio's objective, if in the opinion of the Investment Manager favorable conditions for capital growth of equity securities are not prevalent at a particular time, the Portfolio may allocate its assets predominantly or exclusively in debt securities with the aim of obtaining current income as well as preserving capital and thus benefiting long term growth of capital.

ICON                OTHER INVESTMENTS
--------------------------------------------------------------------------------

                    1. Up to 35% of the Portfolio's assets may be invested in
                       U.S. Government securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and in real estate investment trusts (commonly known as "REITs").

                    2. Foreign Securities - Up to 10% of the Portfolio's assets may be invested in foreign securities (including depository receipts). This percentage limitation, however, does not apply to securities of foreign companies that are listed in the U.S. on a national securities exchange.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    The Portfolio invests primarily in securities of companies in the public utilities industry. As a consequence, the performance of the Portfolio will be affected significantly by political and regulatory developments and economic conditions specifically affecting the utilities industry.

                    The Portfolio's investments in common stock are also subject to the risks that affect all common stocks. In particular, stock prices can fluctuate widely in response to activities specific to the issuer as well as general market economic and political conditions.

                    The Portfolio's investment in fixed-income securities are subject to credit risk and interest rate risk. Credit risk refers to a possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debts. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

                    The foregoing risks and other risks associated with the Portfolio's investments are discussed in detail under the heading "Risk Factors."

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the life of the Portfolio.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the Portfolio's performance history. The Portfolio's past performance does not indicate how it will perform in the future.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990          4.52%*
1991          20.56%
1992          12.64%
1993          15.69%
1994          -9.02%
1995          28.65%
1996           8.68%
1997          27.15%
1998          23.76%

                    * For the period March 1, 1990 to December 31, 1990.

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 12.58% (quarter ended December 31, 1997) and the lowest return for a calendar quarter was 8.19% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR YEAR)
-----------------------------------------------------------------------------
                                                                  LIFE OF THE
                                     PAST 1 YEAR   PAST 5 YEARS    PORTFOLIO
-----------------------------------------------------------------------------
 Utilities Portfolio                   23.76%         14.89%        14.42%
-----------------------------------------------------------------------------
 Standard & Poor's 500 Stock Index
 (S&P 500)(1)                          28.58%         24.05%        18.98%
-----------------------------------------------------------------------------
 Lipper Analytical Services Inc.
 Variable Annuity Utility
 Underlying Funds Average(2)           16.79%         13.53%        13.19%
-----------------------------------------------------------------------------

(1) The Standard and Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity Utility Fund Average tracks the performance of funds which invest at least 65% of their portfolio in utility shares, as reported by Lipper Analytical Services.

THE INCOME BUILDER PORTFOLIO

ICON                INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The primary investment objective of the Income Builder
                    Portfolio is to seek reasonable income. Growth of capital is a secondary objective. There is no guarantee that the Portfolio will achieve these objectives.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio normally invests at least 65% of its assets in income-producing equity securities, including common stock, preferred stock and convertible securities. The Investment
                    Manager uses a value-oriented style in the selection of securities. Investments are normally made primarily in (i) common stocks of large capitalization companies with a record of paying dividends and which in the opinion of the Investment Manager have the potential for maintaining dividends, (ii) preferred stock and (iii) securities convertible into common stocks of small and midcap companies
                    -- including synthetic and enhanced convertibles. The
                    Portfolio's investments also include "Rule 144A" securities, which are subject to resale restrictions.

                    Up to 25% of the Portfolio's total assets may be invested in "enhanced" convertible securities. Enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company, in return for reduced participation or a cap on appreciation in the underlying common stock of the issuer which the holder can realize. In addition, in many cases, enhanced convertible securities are convertible into the underlying common stock of the issuer automatically at maturity, unlike traditional convertible securities which are convertible only at the option of the security holder.

                    Up to 10% of the Portfolio's total assets may be invested in "synthetic" convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" convertible securities are preferred stocks or debt obligations of an issuer which are combined with an equity component whose conversion value is based on the value of the common stock of a different issuer or a particular benchmark (which may include a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). In many cases, "synthetic" convertible securities are not convertible prior to maturity, at which time the value of the security is paid in cash by the issuer.

                    The Investment Manager follows a "bottom-up" approach in the selection of convertible securities for the Portfolio. Beginning with a universe of about 500 companies, the Investment Manager narrows the focus to small and midcap companies and reviews the issues to determine if the convertible is trading with the underlying equity security. The yield of the underlying equity security is evaluated and company fundamentals are studied to evaluate cash flow, risk/reward balance, valuation and the prospects for growth.

ICON                OTHER INVESTMENTS
--------------------------------------------------------------------------------

                    1. Junk Bonds -- Up to 20% of the Portfolio's assets may be invested in fixed-income securities rated lower than investment grade by S&P or Moody's (but not below B) or if unrated of comparable quality as determined by the Investment Manager (commonly known as "junk bonds"). The 20% limitation is not applicable to convertible securities.

                    2. Up to 35% of the Portfolio's assets may be invested in
                       U.S. Government securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and investment grade fixed-income securities (including zero coupon securities), common stocks that do not pay a regular dividend and real estate investment trusts (commonly known as "REITs").

                    3. Foreign Securities -- Up to 25% of the Portfolio's assets may be invested in foreign securities (including depository receipts). This percentage limitation, however, does not apply to securities of foreign companies that are listed in the U.S. on a national securities exchange.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    A principal risk of investing in the Portfolio is associated with its investment in common stocks. In particular the prices of common stocks can fluctuate widely in response to activities specific to the issuer as well as general market, economic and political conditions.

                    The Portfolio is also subject to the risks of investing in convertible securities. These securities may carry risks associated with both common stock and fixed-income securities. In addition, because the convertible securities in which the Portfolio invests are convertible into the common stocks of small and midcap companies, the Portfolio is subject to the specific risks associated with investing in small and midcap companies. Investments in small and medium capitalization companies involve greater risk of volatility than is customarily associated with investments in more established companies as well as certain other additional risks.

                    There are also special risks associated with the Portfolio's investments in "enhanced" and "synthetic" convertible securities. These securities may be more volatile and less liquid than traditional convertible securities.

                    The foregoing risks and other risks associated with the Portfolio's investments are discussed in detail under the heading "Risk Factors."

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the life of the Portfolio.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the Portfolio's performance history. The Portfolio's past performance does not indicate how it will perform in the future.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997         22.38%*
1998           3.21%

                    * For the period January 21, 1997 to December 31, 1997.

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 10.04% (quarter ended September 30, 1997) and the lowest return for a calendar quarter was -10.46% (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998
CALENDAR YEAR)
-------------------------------------------------------------------
                                                        LIFE OF THE
                                          PAST 1 YEAR    PORTFOLIO
-------------------------------------------------------------------
 Income Builder Portfolio                    3.21%        12.79%
-------------------------------------------------------------------
 Standard & Poor's 500 Stock Index (S&P
 500)(1)                                    28.58%        28.32%
-------------------------------------------------------------------
 Lipper Analytical Services Inc.
 Variable Annuity Equity Income
 Underlying Funds Average(2)                11.20%        17.82%
-------------------------------------------------------------------

(1) The Standard and Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity Equity Income Fund Average tracks the performance of funds that seek relatively high current income and growth of income through investing 60% or more of their portfolio in equities, as reported by Lipper Analytical Services.

THE DIVIDEND GROWTH PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The investment objective of the Dividend Growth Portfolio is to provide reasonable current income and long term growth of income and capital. There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio invests primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends. The Investment Manager initially employs a quantitative screening process in an attempt to develop a number of common stocks which are undervalued and which have a record of paying dividends. The Investment
                    Manager then applies qualitative analysis to determine which stocks it believes have the potential to increase dividends and, finally, to determine whether any of the stocks should be added to the Portfolio.

                    The Investment Manager attempts to avoid investment in speculative securities or those with speculative characteristics.

ICON                OTHER INVESTMENTS
--------------------------------------------------------------------------------

                    1. Up to 30% of the Portfolio's assets may be invested in
                       convertible securities, U.S. Government securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and investment grade fixed-income securities (including zero coupon securities).

                    2. Foreign Securities - The Portfolio may only invest in
                       securities of foreign companies (including depository receipts) that are listed in the U.S. on a national securities exchange.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    A principal risk of investing in the Portfolio is associated with its investments in common stock. In particular the prices of common stock may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    These risks and other risks associated with the Portfolio's investments are discussed in detail under the heading "Risk Factors."

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the life of the Portfolio.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the Portfolio's performance history. The Portfolio's past performance does not indicate how it will perform in the future.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990         -7.81%*
1991          27.76%
1992           8.16%
1993          14.34%
1994          -3.27%
1995          36.38%
1996          23.96%
1997          25.61%
1998          14.28%

                    * For the period March 1, 1990 to December 31, 1990.

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 16.92% (quarter ended June 30, 1997) and the lowest return for a calendar quarter was -17.71% (quarter ended September 30, 1990).

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR YEAR)
-----------------------------------------------------------------------------
                                                                  LIFE OF THE
                                     PAST 1 YEAR   PAST 5 YEARS    PORTFOLIO
-----------------------------------------------------------------------------
 Dividend Growth Portfolio             14.28%         18.61%        14.93%
-----------------------------------------------------------------------------
 Standard & Poor's 500 Stock Index
 (S&P 500)(1)                          28.58%         24.05%        18.98%
-----------------------------------------------------------------------------
 Lipper Analytical Services Inc.
 Variable Annuity Growth and Income
 Underlying Funds Average(2)           15.72%         17.60%        14.99%
-----------------------------------------------------------------------------

(1) The Standard and Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity Growth and Income Average tracks the performance of funds which combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends, as reported by Lipper Analytical Services.

THE CAPITAL GROWTH PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The investment objective of the Capital Growth Portfolio is long term capital growth. There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio normally invests at least 65% of its assets in common stocks. The Investment Manager utilizes a two-stage computerized screening process designed to find companies that demonstrate a history of consistent growth in earnings and revenues over the past several years, and have solid future earnings growth characteristics and attractive valuations. Dividend income is not a consideration in this stock selection process. Companies meeting these requirements are potential candidates for investment by the Portfolio. The Investment Manager may modify the screening process and/or may utilize additional or different screening processes in connection with the Portfolio's investments.

ICON                OTHER INVESTMENTS
--------------------------------------------------------------------------------

                    1. Up to 35% of the Portfolio's assets may be invested in
                       U.S. Government securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, investment grade fixed-income securities (including zero coupon securities), convertible securities, unit offerings involving a combination of a debt security and a convertible security and/or warrant and real estate investment trusts (commonly known as "REITs").

                    2. Foreign Securities -- The Portfolio may invest up to 25%
                       of its assets in foreign securities (including depository receipts). This percentage limitation, however, does not apply to securities of foreign companies that are listed in the U.S. on a national securities exchange.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stock.
                    In particular the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    Other risks associated with the Portfolio's investments are discussed in detail under the heading "Risk Factors."

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the life of the Portfolio.

AVERAGE ANNUAL TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the Portfolio's performance history. The Portfolio's past performance does not indicate how it will perform in the future.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991         28.41%*
1992           1.64%
1993          -6.99%
1994          -1.28%
1995          32.92%
1996          11.55%
1997          24.54%
1998          19.63%

                    * For the period March 1, 1991 to December 31, 1991.

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 20.47% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -13.95% (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR YEAR)
-----------------------------------------------------------------------------
                                                                  LIFE OF THE
                                     PAST 1 YEAR   PAST 5 YEARS    PORTFOLIO
-----------------------------------------------------------------------------
 Capital Growth Portfolio              19.63%         16.88%        13.23%
-----------------------------------------------------------------------------
 Standard & Poor's 500 Stock Index
 (S&P 500)(1)                          28.58%         24.05%        19.44%
-----------------------------------------------------------------------------
 Lipper Analytical Services Inc.
 Variable Annuity Growth Underlying
 Funds Average(2)                      25.82%         19.19%        17.07%
-----------------------------------------------------------------------------

(1) The Standard and Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity Growth Fund Average tracks the performance of funds which primarily invest their assets in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices, as reported by Lipper Analytical Services.

THE GLOBAL DIVIDEND GROWTH PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The investment objective of the Global Dividend Growth
                    Portfolio is to provide reasonable current income and long term growth of income and capital. There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio will normally invest at least 65% of its assets in dividend paying equity securities issued by issuers located in various countries around the world. The
                    Investment Manager seeks investments primarily in common stock of companies with a record of paying dividends and potential for increasing dividends. The Portfolio invests in at least three separate countries. The percentage of assets invested in particular geographic sectors will shift from time to time in accordance with the judgement of the Investment Manager.

ICON                OTHER INVESTMENTS
--------------------------------------------------------------------------------

                     Up to 35% of the Portfolio's assets may be invested as follows:

                      1. Convertible securities, U.S. Government securities
                         issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, fixed-income securities issued by foreign governments and international organizations and investment grade debt securities (including zero coupon securities).

                      2. Forward Currency Contracts -- The Portfolio's
                         investments may include forward currency contracts which involve the purchase or sale of a specific amount of foreign currency at a specified price with delivery at a specified future date. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    A principal risk of Investment in the Portfolio is associated with the Portfolio's investments in common stocks. In particular, the price of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    Another principal risk relates to the Portfolio's investments in foreign securities. In particular, foreign security investments may be adversely affected by changes in currency exchange rates. In addition, investments in foreign securities may be adversely affected by among other things political, social and economic developments abroad.

                    The foregoing risks and other risks associated with the Portfolio's investments are discussed in detail under the heading "Risk Factors."

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the life of the Portfolio.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the Portfolio's performance history. The Portfolio's past performance does not indicate how it will perform in the future.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994          0.27%*
1995          22.04%
1996          17.59%
1997          12.04%
1998          12.53%

                    * For the period from February 23, 1994 to December 31,
                    1994.

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 17.14% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -12.43% (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998
CALENDAR YEAR)
-------------------------------------------------------------------
                                                        LIFE OF THE
                                          PAST 1 YEAR    PORTFOLIO
-------------------------------------------------------------------
 Global Dividend Growth Portfolio           12.53%        13.06%
-------------------------------------------------------------------
 Morgan Stanley Capital International
 World Index(1)                             22.78%        13.46%
-------------------------------------------------------------------
 Lipper Analytical Services Inc.
 Variable Annuity Global Underlying
 Funds Average(2)                           15.84%        11.68%
-------------------------------------------------------------------

(1) The Morgan Stanley Capital International World Index (MSCI) measures performance for a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The Index does not include any expenses, fees or charges, or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity Global Funds Average tracks the performance of funds which invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well, as reported by Lipper Analytical Services.

THE EUROPEAN GROWTH PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The investment objective of the European Growth Portfolio is to maximize the capital appreciation of its investments.
                    There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio normally invests at least 65% of its assets in securities issued by issuers located in European countries.
                    A company is considered located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenue from business in Europe; or
                    (iii) the company's equity securities are traded principally on a stock exchange in Europe. The principal countries in which the Portfolio invests are France, the United Kingdom, Germany, the Netherlands, Spain, Sweden, Switzerland and
                    Italy. The Portfolio invests in at least three separate countries.

                    The Portfolio generally invests principally in equity securities but may also invest without limitation in fixed-income securities issued or guaranteed by European governments when the Investment Manager or the sub-advisor to the Portfolio - Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor") - determine such investments to be appropriate.

                    The Investment Manager and the Sub-Advisor generally invest Portfolio assets in companies they believe have a high rate of earnings growth potential. They also select securities, which in their view, possess, both on an absolute basis and as compared with other securities around the world, attractive price/earnings, price/ cash flow and price/revenue ratios.

ICON                OTHER INVESTMENTS
--------------------------------------------------------------------------------

                    1. Up to 35% of the Portfolio's assets may be invested as
                       follows:

                      (a) Equity securities issued by non-European issuers, and
                          government and convertible securities issued by non-European governmental or private issuers.

                      (b) Forward foreign currency contracts -- The Portfolio
                          may invest in forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and securities it intends to purchase and the currencies in which they are denominated.

                    2. Up to 5% of the Portfolio's assets may be invested in put and call options with respect to foreign currencies (limit of 5% of its assets for the purchase of put and call options).

                    3. The Portfolio may invest in warrants and acquire warrants attached to other securities.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    A principal risk factor associated with investment in the Portfolio relates to the Portfolio's investments in Europe.
                    In particular, adverse political, social or economic developments in Europe, or in a particular European country, could cause a substantial decline in the value of the Portfolio.

                    The Portfolio's investments in common stock are also subject to the risks that affect all common stocks. In particular, stock prices can fluctuate widely in response to activities specific to the issuer as well as general market economic and political conditions.

                    The conversion to a single European currency by many European countries could potentially adversely affect the value and/or increase the volatility of the Portfolio's investments.

                    In addition, the Portfolio is subject to the risks associated with foreign securities generally. These risks include, among other things, the possibility that the Portfolio could be adversely affected by changes in currency exchange rates.

                    The foregoing risks and others related to the Portfolio's investments are discussed in greater detail under the heading "Risk Factors."

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the life of the Portfolio.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the Portfolio's performance history. The Portfolio's past performance does not indicate how it will perform in the future.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991          1.34%*
1992           3.99%
1993          40.88%
1994           8.36%
1995          25.89%
1996          29.99%
1997          16.07%
1998          23.96%

                    * For the period from March 1, 1991 to December 31, 1991.

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 20.09% (quarter ended March 31, 1998) and the lowest return for a calendar quarter was -15.72% (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR YEAR)
-----------------------------------------------------------------------------
                                                                  LIFE OF THE
                                     PAST 1 YEAR   PAST 5 YEARS    PORTFOLIO
-----------------------------------------------------------------------------
 European Growth Portfolio             23.96%         20.60%        18.53%
-----------------------------------------------------------------------------
 Morgan Stanley Capital
 International World Index(1)          22.78%         13.95%        10.80%
-----------------------------------------------------------------------------
 Lipper Analytical Services Inc.
 Variable Annuity International
 Underlying Funds Average(2)           12.54%         8.18%          8.77%
-----------------------------------------------------------------------------

(1) The Morgan Stanley Capital International World Index (MSCI) measures performance for a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The Index does not include any expenses, fees or charges, or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity International Funds Average tracks the performance of funds which invest their assets in securities with primary trading markets outside of the United States, as reported by Lipper Analytical Services.

THE PACIFIC GROWTH PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The investment objective of the Pacific Growth Portfolio is to maximize the capital appreciation of its investments.
                    There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio normally invests at least 65% of its assets in common stocks and other securities of companies which are
                    (i) organized under the laws of and have a principal place of business in Asia, Australia or New Zealand or (ii) derives at least 50% of their total revenues from business in such areas. The principal Asian countries include: Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines,
                    India, Indonesia, Taiwan and South Korea. The Portfolio's assets are invested in at least three countries. The
                    Portfolio may invest more than 25% of its assets in Japan, Hong Kong, South Korea and Taiwan. Thus, the investment performance of the Portfolio may be subject to the social, political and economic events occurring in these countries to a greater extent than other countries.

                    The Investment Manager and Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor") generally invest Portfolio assets in companies they believe have a high rate of earnings growth potential. They also select securities, which in their view, possess, both on an absolute basis and as compared with other securities around the world, attractive price/earnings, price/cash flow and price/revenue ratios.

                    The Portfolio generally invests principally in equity securities but may also invest without limitation in fixed-income obligations issued or guaranteed by an Asian country or Australia or New Zealand when the Investment Manager or the Sub-Advisor determine such investments to be appropriate.

ICON                OTHER INVESTMENTS
--------------------------------------------------------------------------------

                    1. Up to 35% of the Portfolio's assets may be invested as
                       follows:

                      (a) Equity, fixed-income or convertible securities
                          (including zero coupon securities) of companies located anywhere in the world, including the United States.

                      (b) Forward currency exchange contracts which involve the
                          purchase or sale of a specific amount of foreign currency at the current price with a delivery at a specified future date. The Portfolio may use these contracts to hedge against adverse price movements in its Portfolio securities and securities it intends to purchase and the currencies in which they are denominated.

                    2. Up to 5% of the Portfolio's assets may be invested in put and call options with respect to foreign currencies (limit of 5% of its assets for the purchase of put and call options).

                    3. Investment Companies -- The Portfolio may invest up to
                       10% of its assets in securities issued by other investment companies. The Investment Manager and/or

                       Sub-Advisor may view these investments as necessary or advisable to participate in certain foreign markets where foreigners are prohibited from investing directly in the securities of individual companies without regulatory approval.

                    4. The Portfolio may invest in warrants and acquire warrants attached to other securities.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    A principal risk of investment in the Portfolio relates to the Portfolio's investments in the Pacific region. In particular, adverse political, social or economic developments in the Pacific region or in a particular
                    Pacific country could cause a substantial decline in the value of the Portfolio.

                    The Portfolio's investments in common stock are also subject to the risks that affect all common stocks. In particular, stock prices can fluctuate widely in response to activities specific to the issuer as well as general market economic and political conditions.

                    In addition, the Portfolio is subject to the risks associated with foreign securities generally. These risks include among other things the possibility that the Portfolio could be adversely affected by changes in currency exchange rates. The Portfolio may invest a substantial portion of its assets in developing countries. These investments carry greater risks than those associated with investment in more developed countries.

                    The foregoing risks and others related to the Portfolio's investments are discussed in greater detail under the heading "Risk Factors."

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the life of the Portfolio.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the Portfolio's performance history. The Portfolio's past performance does not indicate how it will perform in the future.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994         -6.73%*
1995           5.74%
1996           3.89%
1997         -37.70%
1998         -10.40%

                    * For the period February 23, 1994 to December 31, 1994.

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 25.61% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -27.57% (quarter ended December 31, 1997).

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998
CALENDAR YEAR)
-------------------------------------------------------------------
                                                        LIFE OF THE
                                          PAST 1 YEAR    PORTFOLIO
-------------------------------------------------------------------
 Pacific Growth Portfolio                   -10.40%       -10.88%
-------------------------------------------------------------------
 Morgan Stanley Capital International
 World Index(1)                             22.78%        13.46%
-------------------------------------------------------------------
 Morgan Stanley Capital International
 Pacific Free Index(2)                       1.43%        -7.79%
-------------------------------------------------------------------
 Morgan Stanley Capital International
 All Country Far East (excluding Japan)
 Free Index(3)                              -7.39%        -11.81%
-------------------------------------------------------------------
 Lipper Analytical Services Inc.
 Variable Annuity Pacific Region
 Underlying Funds Average(4)                -7.01%        -7.26%
-------------------------------------------------------------------

(1) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The Index does not include any expenses, fees, or charges, or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
(2) The Morgan Stanley Capital International Pacific Free Index (MSCI PF) measures performance of stock markets in Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore, and excludes shares that are not readily purchased by non-local investors. The Index does not include any expenses, fees, or charges, or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
(3) The Morgan Stanley Capital International All Country Far East Free (excluding Japan) Index (MSCI ACFEF) measures performance of both the developed and the emerging markets of the Far East (excluding Japan), and excludes shares that are not readily purchased by non-local investors. The Index does not include any expenses, fees, or charges, or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
(4) The Lipper Variable Annuity Pacific Region Funds Average tracks the performance of funds which concentrate their investments in equity securities with primary trading markets or operations concentrated in the Western Pacific Basin region or a single country within this region, as reported by Lipper Analytical Services.

THE EQUITY PORTFOLIO

ICON                INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
                    The primary investment objective of the Equity Portfolio is growth of capital through investments in common stocks of companies believed by the Investment Manager to have potential for superior growth. As a secondary objective the Equity Portfolio seeks income but only when consistent with its primary objective. There is no guarantee that the Portfolio will achieve these objectives.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio normally invests at least 65% of its assets in equity securities and securities convertible into equity securities. In selecting investments, the Investment Manager may employ valuation models based on various economic and market indicators. The Investment Manager currently utilizes a process, known as sector rotation, that emphasizes industry selection over individual company selection. The
                    Investment Manager invests in those industries that it believes will have the strongest relative earnings growth potential given the projected economic outlook. After selecting the Portfolio's target industries, the Investment
                    Manager then selects specific companies within those industries whose prospects are deemed attractive after assessing company fundamentals and valuation screens.

                    The Investment Manager will utilize a sector rotation process designed to respond to changing economic cycles by proactively investing in industries that the Investment Manager believes to be positioned to benefit from the current phase of the economic cycle. First, the Investment Manager attempts to identify at what stage of the business cycle the economy is in and which industries have historically outperformed the overall market during that stage of the cycle. To accomplish that task, the Investment Manager establishes an economic forecast based on its short term and long term views of the domestic and global economic cycles. As part of this process, the Investment Manager will attempt to identify secular trends, such as shifting demographics or technological developments, that could add clarity to its analysis. Also considered are competitive industry variables, such as supply and demand, pricing trends and new product cycles.

ICON                OTHER INVESTMENTS
--------------------------------------------------------------------------------

                    1. Up to 35% of the Portfolio's assets may be invested in
                       corporate debt securities (including zero coupon securities) rated Aa or better by Moody's or AA or better by S&P, U.S. Government securities, issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and preferred stocks.

                    2. Foreign Securities -- The Portfolio may invest in
                       securities of Canadian issuers registered under the Securities Exchange Act of 1934 or American Depository Receipts.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stock.
                    In particular the price of common stocks may

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 10 years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)
                    fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions. Stocks of small and medium capitalization companies in which the Portfolio may invest pose greater risk of volatility than is customarily associated with larger established companies as well as certain other additional risks.

                    Another principal risk relates to the Portfolio's investments in fixed-income securities. Fixed-income securities involve credit risk and interest rate risk. Credit risk relates to the possibility that an issuer could default on its obligation to pay principal and/or interest. Interest rate risk relates to the possibility that the value of securities may be adversely affected by fluctuations in interest rates.

                    The foregoing risks and others associated with the Portfolio's investments are discussed in greater detail under the heading "Risk Factors."

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the Portfolio's performance history. The Portfolio's past performance does not indicate how it will perform in the future.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989          18.83%
1990          -3.62%
1991          59.05%
1992           0.05%
1993          19.72%
1994          -4.91%
1995          42.53%
1996          12.36%
1997          37.43%
1998          30.45%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 20.65% (quarter ended March 31, 1991) and the lowest return for a calendar quarter was -15.83% (quarter ended September 30, 1990).

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR YEAR)
-------------------------------------------------------------------------------
                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------------
 Equity Portfolio                      30.45%         22.25%         19.54%
-------------------------------------------------------------------------------
 Standard & Poor's 500 Stock Index
 (S&P 500)(1)                          28.58%         24.05%         19.19%
-------------------------------------------------------------------------------
 Lipper Analytical Services Inc.
 Variable Annuity Growth Underlying
 Funds Average(2)                      25.82%         19.19%         16.95%
-------------------------------------------------------------------------------

(1) The Standard and Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lipper Variable Annuity Growth Fund Average tracks the performance of funds which primarily invest their assets in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices, as reported by Lipper Analytical Services.

THE S&P 500 INDEX PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The investment objective of the S&P 500 Index Portfolio is to provide investment results that before expenses, correspond to the total return (I.E., the combination of capital changes and income) of the Standard &
                    Poor's-Registered Trademark- 500 Composite Stock Price
                    Index. There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                    The Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500 Index. The Investment Manager "passively" manages the Portfolio's assets by investing in stocks in approximately the same proportion as they are represented in the S&P 500 Index. For example, where the common stock of a specific company represents five percent of the Index, the Investment Manager typically will invest five percent of the Portfolio's assets in that stock. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States.

                    "Standard & Poor's-Registered Trademark-,"
                    "S&P-Registered Trademark-," "S&P
                    500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the S&P 500 Index Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Portfolio. (Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

ICON                OTHER INVESTMENTS
--------------------------------------------------------------------------------

                    1. Stock Index Futures -- The Portfolio may purchase and
                       sell stock index futures to simulate investment in the S&P 500. Generally stock index futures will be employed to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes.

                    2. Standard & Poor's Depository Receipts ("SPDRs") -- The
                       Portfolio may purchase interests in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. The Portfolio may invest up to 10% of its total assets in the aggregate in SPDRs.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    A principal risk of investing in the Portfolio is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the issuer, as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

                    Another risk of investing in the Portfolio arises from its operation as a "passively" managed index fund. As such, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Portfolio. The Portfolio will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the Investment Manager will not sell the Portfolio's securities except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, or as may be necessary to raise cash to pay Portfolio shareholders who sell (redeem) Portfolio shares.

                    The performance of the S&P 500 is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing which will be borne by the Portfolio and any incremental operating costs borne by the Portfolio (e.g., management fee, transfer agency and accounting costs). Accordingly, the performance of the Portfolio may not correlate directly with the performance of the S&P 500 Index.

                    For more information about the other risks associated with the Portfolio, see the "Risk Factors" section.

THE COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The investment objective of the Competitive Edge "Best
                    Ideas" Portfolio is long-term capital growth. There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio normally invests primarily in the common stock of U.S. and non-U.S. companies included in the "Best Ideas" subgroup of "Global Investing: The Competitive Edge," a research compilation assembled and maintained by Morgan
                    Stanley Dean Witter ("MSDW") Equity Research.

                    THE COMPETITIVE EDGE "BEST IDEAS" LIST. MSDW Equity Research is recognized as a world leader in global financial research and provides comprehensive research and in-depth knowledge about general markets and specific companies from around the world. It believes that companies with a sustainable competitive edge in the operations of their businesses are worth more than their weaker competitors. Through its ongoing research and analysis, MSDW Equity Research has developed and undertaken a comprehensive study which it calls "Global Investing: The Competitive Edge" which represents the list of those companies.

                    MSDW Equity Research group's research analysts and strategists presently evaluate approximately 2,100 companies in 21 industry sectors worldwide. An initial comprehensive review was conducted in October 1996 and identified 238 of these companies as having a long-term sustainable competitive advantage in the global arena (the "Competitive Edge List"). The criteria used to select companies that have a global competitive advantage vary according to industry sector. The Competitive Edge List is currently updated quarterly. From the Competitive Edge List, MSDW Equity Research then assembles a subgroup of 40 companies which it considers at that time to be the most attractive investment opportunities of the companies identified as having a long-term sustainable competitive advantage in the global arena (the "Competitive Edge 'Best Ideas' List"). A list of the companies contained on the Competitive Edge "Best Ideas"
                    List as of              , 1999 is set forth in the Statement
                    of Additional Information. In order to respond to changing market conditions, MSDW Equity Research may update the Competitive Edge "Best Ideas" List at any time.

                    It is the intention of the Investment Manager that at least 1% and not more than 5% of the Portfolio's assets will be invested in each company on the Competitive Edge "Best Ideas" List, determined at the time of investment and subject to the specific investment policies and restrictions described below. However, the Investment Manager may eliminate or reduce its investment in any company on the Competitive Edge "Best Ideas" List below 1% of the Portfolio's assets, in the following circumstances: (a) the stock is no longer publicly traded, such as in the case of a leveraged buyout or merger; (b) in the view of the Investment Manager, there is a material adverse development with respect to a company, including but not limited to the downgrading of the company's rating by MSDW Equity Research;
                    (c) concerns that, in view of the price of the company's securities, the depth of the market in those securities and the amount of those securities held or to be held by the Portfolio, retaining shares of that company or making additional purchases would be inadvisable because of liquidity concerns; or (d) the diversification and other requirements that apply to registered investment companies. The Investment Manager will monitor on an ongoing basis all companies falling within any of the circumstances described in this paragraph, and may increase the Portfolio's holdings in such company's shares when and if those conditions cease to exist. The Portfolio will purchase any security which is added to the Competitive Edge "Best Ideas" List, and generally will sell a security which is eliminated from the Competitive Edge "Best Ideas" List as soon as practicable after the Competitive Edge "Best Ideas" List has been updated by MSDW Equity Research. Accordingly, securities may be purchased and sold by the Portfolio when such purchases and sales would not be made under traditional investment criteria. The Investment Manager will not have access to the Competitive Edge "Best Ideas" List prior to its quarterly update by MSDW Equity Research.

                    The Portfolio may at times purchase securities that are not included on the Competitive Edge "Best Ideas" List but are on the Competitive Edge List. In the event no securities the investment Manager deems to be suitable are on the Competitive Edge List securities outside the list may be purchased. Securities that are not on the Competitive Edge "Best Ideas" List generally will not exceed 35% of the Portfolio's assets.

ICON                OTHER INVESTMENTS
--------------------------------------------------------------------------------
                    Forward Currency Contracts -- The Portfolio's investments may include forward currency contracts which involve the purchase or sale of a specific amount of foreign currency at a specified price with delivery at a specified future date.
                    The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stocks. In particular the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    The Portfolio invests principally in securities included on the Competitive Edge "Best Ideas" List which currently consists of 40 companies. As a result of the small universe of stocks in which the Portfolio invests it may be subject to greater risks than would a more diversified company. At times the Portfolio may be restricted in its ability to purchase or sell securities on the Competitive Edge "Best Ideas" List as a result of activities of affiliates of the Investment Manager.

                    The Portfolio may invest a substantial portion of its assets in foreign securities. Foreign securities investments may be adversely affected by changes in currency exchange rates. In addition, investment in foreign securities may be adversely affected by among other things political, social and economic developments abroad.

                    The foregoing risks and others associated with the Portfolio's investments are discussed in greater detail under the section entitled "Risk Factors."

THE AGGRESSIVE EQUITY PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The investment objective of the Aggressive Equity Portfolio is long-term capital growth. There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                    The Portfolio normally invests at least 65% of its assets in the equity securities of companies covered by Morgan Stanley
                    Dean Witter ("MSDW") Equity Research that the Investment
                    Manager believes offer the potential for superior earnings growth. The equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, rights and warrants. No more than 25% of the Portfolio's assets may be invested in foreign equity or fixed-income securities denominated in a foreign currency and traded primarily in non-U.S. markets.

                    The Investment Manager utilizes a process, known as sector rotation, that emphasizes industry selection over individual company selection. The Investment Manager invests in those industries that it believes are trading at attractive prices relative to their earnings-growth potential. After identifying industries, the Investment Manager then selects individual companies. At this stage, the Investment Manager will review and assess the available analytical research reports and investment recommendations from MSDW Equity Research, as well as from the equity research departments of other recognized securities firms. Companies are selected by the Investment Manager utilizing this research as well as its own industry and company analysis including an evaluation of valuation screens and prospective company fundamentals.

                    MSDW EQUITY RESEARCH. MSDW Equity Research is recognized as a world leader in global financial research and provides comprehensive research and in-depth knowledge about general markets and specific companies from around the world. MSDW Equity Research's analysts and strategists presently evaluate approximately 2,100 companies in 21 industry sectors worldwide. While MSDW Equity Research is an affiliate of the Investment Manager, MSDW Equity Research has no role in the selection of securities for the Portfolio.

ICON                OTHER INVESTMENTS
--------------------------------------------------------------------------------
                    Up to 35% of the Portfolio's assets may be invested as follows:

                      1. (a) U.S. and foreign equity securities (subject to the
                         25% overall limit on foreign securities described above) not covered by MSDW Equity Research, (b) fixed-income securities of U.S. companies, (c) fixed-income securities of foreign companies and governments and international organizations, (d) U.S. Government securities, issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and (e) real estate investment trusts (commonly known as "REITs"). However, no more than 5% of the Portfolio's assets may be invested in debt securities rated lower than investment grade, or if unrated of comparable quality as determined by the Investment Manager (commonly known as "junk bonds").

                      2. Forward currency contracts which involve the purchase
                         or sale of a specific amount of foreign currency at a specified price with delivery at a specified future date. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated.

                      3. Put and call options and futures with respect to
                         financial instruments, stock and interest rate indexes and foreign currencies (limit of 5% of its assets for the purchase of put and call options). Options and futures may be used to generate income or to seek to protect against a decline in security or currency prices or an increase in prices of securities or currencies that may be purchased.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stocks. In particular, the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                    The Portfolio may invest a substantial portion of its assets in securities issued by small and medium sized companies. Investment in small and medium size companies involves greater risk of volatility than is customarily associated with investment in larger established companies as well as certain other additional risks.

                    The foregoing risks and other risks associated with the Portfolio's investments are discussed in detail under the heading "Risk Factors."

THE STRATEGIST PORTFOLIO

ICON                INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
                    The investment objective of the Strategist Portfolio is high total investment return through a fully managed investment policy utilizing equity, fixed-income and money market securities and the writing of covered call and put options.
                    There is no guarantee that the Portfolio will achieve this objective.

ICON                PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                    The Investment Manager actively allocates the Portfolio's assets among the major asset categories of equity securities, fixed-income securities and money market instruments. Assets are allocated by the Investment Manager based on among other things, its assessment of economic and market trends on different sectors of the market. There is not limit as to the percentage of assets that may be allocated to any one asset class. The Investment Manager does not, however, currently intend to write covered call or put options.

                    Within the equity sector, the Investment Manager actively allocates funds to those economic sectors it expects to benefit from major trends and to individual stocks which it considers to have superior investment potential.

                    Within the fixed-income sector of the market, the Investment Manager seeks to maximize the return on its investments by adjusting maturities and coupon rates as well as by exploiting yield differentials among different types of investment grade bonds, including short-term and intermediate-term bonds.

                    Within the money market sector of the market, the Investment Manager seeks to maximize returns by exploiting spreads among short-term instruments.

                    Securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, investment grade debt securities (including zero coupon securities), U.S. Government securities, real estate investment trusts (commonly known as "REITs") and money market instruments. The Portfolio is not limited as to the maturities of the U.S. government securities and other debt securities in which it may invest.

ICON                OTHER INVESTMENTS
--------------------------------------------------------------------------------
                    Up to 20% of the Portfolio's assets may be invested in securities issued by foreign governments and foreign private issuers but not more than 10% of its assets in securities denominated in a foreign currency.

ICON                SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
                    A principal risk of investment in the Portfolio is associated with the Portfolio's investments in common stocks. In particular, the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

(Sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's shares has varied from year to year over the past 10 years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Portfolio's average annual returns with those of a broad measure of market performance over time.
(End Sidebar)

                    The Portfolio's investment in fixed-income securities are subject to credit risk and interest rate risk. Credit risk refers to a possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debts. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

                    The foregoing risks and others associated with the Portfolio's investments are discussed in detail under the heading "Risk Factors."

ICON                PAST PERFORMANCE
--------------------------------------------------------------------------------
                    The bar chart and table below provide some indication of the Portfolio's performance history. The Portfolio's past performance does not indicate how it will perform in the future.

                    ANNUAL TOTAL RETURNS - CALENDAR YEARS

                    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989          10.67%
1990           1.56%
1991          28.26%
1992           7.24%
1993          10.38%
1994           3.94%
1995           9.40%
1996          15.20%
1997          15.71%
1998          26.55%

                    During the periods shown in the bar chart, the highest return for a calendar quarter was 17.60% (quarter ended December 31, 1998) and the lowest return for a calendar quarter was -8.25% (quarter ended September 30, 1990).

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED THE 1998 CALENDAR YEAR)
-------------------------------------------------------------------------------
                                     PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------------
 Strategist Portfolio                  26.55%         13.48%         12.38%
-------------------------------------------------------------------------------
 Standard & Poor's 500 Stock Index
 (S&P 500)(1)                          28.58%         24.05%         19.19%
-------------------------------------------------------------------------------
 Lehman Brothers Government/
 Corporate Bond Index(2)                9.47%         7.30%           9.33%
-------------------------------------------------------------------------------
 Lipper Analytical Services Inc.
 Variable Annuity Flexible
 Portfolio Underlying Fund
 Average(3)                            13.05%         12.24%         12.56%
-------------------------------------------------------------------------------

(1) The Standard and Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(2) The Lehman Brothers Government/Corporate Bond Index tracks the performance of government and corporate obligations, including U.S. government agency and U.S. treasury securities and corporate and yankee bonds, with maturities of one to ten years. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(3) The Lipper Variable Annuity Flexible Portfolio Funds Average tracks the performance of funds which allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return, as reported by Lipper Analytical Services.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

                    FUNDAMENTAL INVESTMENT POLICY. The investment objective of each Portfolio is a fundamental policy which may not be changed without the approval of shareholders.

                    INVESTMENT DISCRETION. In pursuing each Portfolio's investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis - and which trading strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted trading strategies while not using others. The Sub-Advisor has a similar degree of discretion.

                    DEFENSIVE INVESTING. Each Portfolio (other than the S&P 500 Index Portfolio) may take temporary "defensive" positions in attempting to respond to adverse market conditions. Each Portfolio may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager or Sub-Advisor, as the case may be, believes it advisable to do so. This could have the effect of reducing the benefit of an upswing in the market.

                    INVESTMENT POLICIES. The percentage limitations relating to the composition of a Portfolio apply at the time a Portfolio acquires an investment. Subsequent percentage changes that result from market fluctuations or changes in assets will not require a Portfolio to sell any Portfolio security. A Portfolio may change its principal investment strategies without shareholder approval; however you would be notified of any change.

                    PORTFOLIO TURNOVER. Each Portfolio's turnover rate is not expected to exceed the following respective percentages under normal circumstances.

 The Short-Term Bond Portfolio                           100%
---------------------------------------------------------------
 The Quality Income Plus Portfolio
                                                         300%
---------------------------------------------------------------
 The High Yield Portfolio
                                                         300%
---------------------------------------------------------------
 The Utilities Portfolio
                                                         100%
---------------------------------------------------------------
 The Income Builder Portfolio
                                                          90%
---------------------------------------------------------------
 The Dividend Growth Portfolio
                                                          90%
---------------------------------------------------------------
 The Capital Growth Portfolio
                                                         200%
---------------------------------------------------------------
 The Global Dividend Growth Portfolio
                                                         100%
---------------------------------------------------------------
 The European Growth Portfolio
                                                         100%
---------------------------------------------------------------
 The Pacific Growth Portfolio
                                                         100%
---------------------------------------------------------------
 The Equity Portfolio
                                                         300%
---------------------------------------------------------------
 The S&P 500 Index Portfolio
                                                         100%
---------------------------------------------------------------
 The Competitive Edge "Best Ideas" Portfolio
                                                         100%
---------------------------------------------------------------
 The Aggressive Equity Portfolio
                                                         400%
---------------------------------------------------------------
 The Strategist Portfolio
                                                         400%
---------------------------------------------------------------

                    A high turnover rate will increase a Portfolio's costs. It may also increase a Portfolio's capital gains which will be passed along to Portfolio shareholders.

RISK FACTORS

                    GENERAL RISKS. Each Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

                    The performance of each Portfolio also will depend on whether or not the Investment Manager or Sub-Advisor, as the case may be, is successful in pursuing each Portfolio's investment strategy.

                    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, governmental entity, or the FDIC.

                    RISKS OF YEAR 2000. Each Portfolio could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Sub-Advisor, the Fund's other service providers and the markets and individual and governmental issuers in which the Portfolios invest do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund and the Portfolios, the Investment Manager, the Sub-Advisor and affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.

                    The risks set forth below are applicable to a Portfolio only to the extent the Portfolio invests in the investment described. See "The Portfolios and Their Management" for a description of the investments which each Portfolio may make.

                    RISKS OF FIXED-INCOME SECURITIES. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

                    Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the price of most fixed-income securities goes down. When the general level of interest rates goes down, the price of most fixed-income securities goes up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.) Accordingly, a rise in the general level of interest rates may cause the price of a Portfolio's fixed-income securities to fall substantially. As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.

                               HOW INTEREST RATES AFFECT BOND PRICES

                                              PRICE PER $1,000 OF A BOND IF
                                                     INTEREST RATES:
                                          -------------------------------------
                                              INCREASE            DECREASE
                                          -----------------   -----------------
 BOND MATURITY                  COUPON      1%        2%        1%        2%
-------------------------------------------------------------------------------
 1 year                            N/A    $ 1,000   $ 1,000   $ 1,000   $ 1,000
-------------------------------------------------------------------------------
 5 years                         4 1/4%   $   967   $   934   $ 1,038   $ 1,076
-------------------------------------------------------------------------------
 10 years                        4 3/4%   $   930   $   867   $ 1,074   $ 1,155
-------------------------------------------------------------------------------
 30 years                        5 1/4%   $   865   $   756   $ 1,166   $ 1,376
-------------------------------------------------------------------------------

                    Coupons reflect yields on Treasury securities as of December 31, 1998. The table is not representative of price changes for mortgage-backed securities principally because of prepayments, and it is not representative of junk bonds. In addition, the table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley Dean Witter mutual fund.

                    RISKS OF MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have different risk characteristics than traditional debt securities. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

                    Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Investment Manager, could reduce a Portfolio's yield, increase the volatility of the Portfolio and/ or cause a decline in net asset value. Certain mortgage-backed securities in which a Portfolio may invest may be more volatile and less liquid than other traditional types of debt securities.

                    RISKS OF JUNK BONDS. A Portfolio's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the Investment Manager (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Portfolio may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The Rule 144A securities could have the effect of increasing the level of Portfolio illiquidity to the extent a Portfolio may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Portfolios to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in a Portfolio's net asset value.

                    RISKS OF SECURITIES RATED IN THE LOWEST INVESTMENT GRADE CATEGORY. Investments in the fixed-income securities rated in the lowest investment grade category by Moody's or S&P may have speculative characteristics and therefore changes in economic or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

                    RISKS OF FOREIGN SECURITIES. Foreign securities (including depository receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, a Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

                    Foreign securities also have risks related to economic and political developments abroad, including effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

                    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts.

                    The foreign securities in which certain of the Portfolios may invest (in particular the Pacific Growth Portfolio) may be issued by companies located in developing countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have offered greater potential loss (as well as gain) than securities of companies located in developed countries. Many European countries have adopted or are in the process of adopting a single European currency, referred to as the "euro." The consequences of the euro conversion for foreign exchange rates, interest rates and the value of European securities the Fund may purchase are presently unclear. The consequences may adversely affect the value and/or increase the volatility of securities held by a Portfolio.

                    RISKS OF SMALL & MEDIUM CAPITALIZATION COMPANIES. A Portfolio's investments in smaller and medium sized companies carry more risk than investments in larger companies. While some of a Portfolio's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the over-the-counter market. The low market liquidity of these securities may have an adverse impact on a Portfolio's ability to sell certain securities at favorable prices and may also make it difficult for a Portfolio to obtain market quotations based on actual trades, for purposes of valuing a Portfolio's securities. Investing in lesser-known, smaller and medium capitalization companies involves greater risk of volatility of a Portfolio's net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

                    RISKS OF OPTIONS AND FUTURES. If a Portfolio invests in options and/or futures, its participation in these markets would subject the Portfolio to certain risks. The Investment Manager's predictions of movements in the direction of the stock, bond, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Portfolio's net asset value or a reduction in the amount of income available for distribution) may leave the Portfolio in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

                    RISKS OF FORWARD CURRENCY CONTRACTS. A Portfolio's participation in forward currency contracts also involves risks. If the Investment Manager employs a strategy that does not correlate well with the Fund's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Fund's volatility and may involve a significant risk.

                    RISKS OF REAL ESTATE INVESTMENT TRUSTS ("REITS"). The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance.

                    RISKS OF UTILITIES COMPANIES. The public utilities industry as a whole has certain characteristics and risks particular to that industry. Unlike industrial companies, the rates which utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a utility company's earnings and dividends in times of decreasing costs, but conversely will tend to adversely affect earnings and dividends when costs are rising. In addition, the value of public utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

                    Among the risks affecting the utilities industry are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices; the risks in connection with the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes, such as possible adverse effects of profits on recent increased competition within the telecommunications, electric and natural gas industries and the uncertainties resulting from companies within these industries diversifying into new domestic and international businesses, as well as from agreements by many such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

                    ADDITIONAL RISKS OF COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO. The net asset value of the Competitive Edge "Best Ideas" Portfolio will fluctuate depending upon, among other things, the performance of the securities included on the Competitive Edge "Best Ideas" List, which currently consists of only 40 companies. As a result of the small universe of stocks in which the Portfolio invests, it may be subject to greater risks than would a more diversified company. There can be no assurance that the securities contained in the Competitive Edge "Best Ideas" List will perform as anticipated. The selection of companies on the Competitive Edge "Best Ideas List is a subjective determination by MSDW Equity Research. Past performance of the securities and issuers included in the Competitive Edge "Best Ideas" List cannot be used to predict future results of the Portfolio, which is actively managed by the Investment Manager and the results of which are expected to vary from the performance of the Competitive Edge "Best Ideas" List.

                    The activities of affiliates of the Investment Manager, including but not limited to Dean Witter Reynolds Inc. or Morgan Stanley & Co. Incorporated, may from time to time limit the Portfolio's ability to purchase or sell securities on the Competitive Edge "Best Ideas" List. For instance, when Dean Witter Reynolds Inc. or Morgan Stanley & Co. Incorporated or one of their affiliates is engaged in an underwriting or other distribution of stock of an issuer, the Investment Manager may be prohibited from purchasing the stock of that issuer for the Portfolio. In addition, the Competitive Edge "Best Ideas" List is available to other clients of MSDW and its affiliates, including the Investment Manager, as well as the Portfolio. The lists are also subject to restrictions related to MSDW's other businesses and particular securities may or may not be on the lists due to other business concerns of, or legal restrictions applicable to, MSDW.

                    As a diversified financial services firm, with three primary businesses - securities, asset management and credit services - MSDW provides a wide range of financial services to issuers of securities and investors in securities. MSDW and other associated with it may create markets or specialize in, have positions in and affect transactions in securities of companies included on its research lists and may also perform or seek to perform investment banking services for those companies. Within the last three years MSDW may have managed or co-managed public security offerings for companies included on their research lists, and they or their employees may have a long or short position on holdings in the securities, or options on securities, or other related investments of companies included on their research lists.

INVESTMENT MANAGEMENT

                    Morgan Stanley Dean Witter Advisors Inc. is the Investment Manager to each Portfolio. Each Portfolio has retained the Investment Manager to provide administrative services, manage its business affairs and (except for the Pacific and European Portfolios) invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.

                    Each of the Pacific Growth and European Growth Portfolios has retained the Investment Manager to supervise the investment of its assets. The Investment Manager has, in turn, contracted with the Sub-Advisor - Morgan Stanley Dean Witter Investment Management Inc. - to invest each Portfolio's assets, including the placing of orders for the purchase and sale of portfolio securities. The Sub-Advisor also is a subsidiary of Morgan Stanley Dean Witter & Co. Its main business office is located at 1221 Avenue of the Americas, New York, New York.
(Sidebar)
MORGAN STANLEY DEAN WITTER ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its
wholly-owned subsidiary, has more than $     billion in assets under management
or administration as of        , 1999.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
The Sub-Advisor, together with its institutional investment management affiliates, manages more than $150 billion primarily for employee benefit plans, investment companies, endowments, foundations and wealthy individuals.
(End Sidebar)

                    Each Portfolio pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to each Portfolio, and for Portfolio expenses assumed by the Investment Manager. The fee is based on the Portfolio's average daily net assets. For the fiscal year ended December 31, 1998 each Portfolio (other than the Short-Term Bond Portfolio and the Aggressive Equity Portfolio which, as of the date of this PROSPECTUS, had not yet commenced operations) accrued total compensation to the Investment Manager as set forth in the following table. The contractual fee rate for the Short-Term Bond Portfolio is 0.45% of average daily net assets and for the Aggressive Equity Portfolio is 0.75% of average daily net assets.

                                                    MANAGEMENT FEES AS A
                                                       PERCENTAGE OF
                                                          AVERAGE
 NAME OF PORTFOLIO                                    DAILY NET ASSETS
------------------------------------------------------------------------
 The Money Market Portfolio                                     %
------------------------------------------------------------------------
 The Quality Income Plus Portfolio                              %
------------------------------------------------------------------------
 The High Yield Portfolio                                       %
------------------------------------------------------------------------
 The Utilities Portfolio                                        %
------------------------------------------------------------------------
 The Income Builder Portfolio                                   %
------------------------------------------------------------------------
 The Dividend Growth Portfolio                                  %
------------------------------------------------------------------------
 The Global Dividend Growth Portfolio                           %
------------------------------------------------------------------------
 The Capital Growth Portfolio                                   %
------------------------------------------------------------------------
 The European Growth Portfolio1(1)                              %(2)
------------------------------------------------------------------------
 The Pacific Growth Portfolio(3)                                %(2)
------------------------------------------------------------------------
 The Equity Portfolio                                           %
------------------------------------------------------------------------
 The S&P 500 Index Portfolio(4)                                0%(5)
------------------------------------------------------------------------
 The Competitive Edge "Best Ideas" Portfolio(4)                0%
------------------------------------------------------------------------
 The Strategist Portfolio                                       %
------------------------------------------------------------------------

1 Effective December 1, 1998 the investment management fee was reduced to 0.95% of the Portfolio's daily net assets up to $500 million and 0.90% of the Portfolio's daily net assets over $500 million. Previously the fee had been 1.00% of daily net assets up to $500 million and 0.95% of daily net assets over $500 million.

2    40% of the Investment Manager's compensation is paid to the Sub-Advisor.
3    Effective November 1, 1998 the investment management fee was reduced from
     1.00% of daily net assets to 0.95%.
4    The S&P 500 Index Portfolio and the Competitive Edge "Best Ideas" Portfolio
     commenced operations on May 18, 1998. The Investment Manager has undertaken to assume all expenses of each of these Portfolios (except for any brokerage fees) and to waive the compensation provided for each of these
     Portfolios in its Management Agreement with the Fund until such time as the pertinent Portfolio has $50 million of net assets or until April 30, 1999, whichever occurs first. The S&P 500 Index Portfolio attained $50 million of net assets on January 5, 1999. As of the date of this PROSPECTUS the
     Competitive Edge "Best Ideas" Portfolio had not attained $50 million of net assets.
5    The Investment Manager has permanently undertaken to cap total expenses of the S&P 500 Index Portfolio (other than brokerage fees) at 0.50% of average daily net assets.

                    The following individuals are primarily responsible for the day-to-day management of certain of the Portfolios of the Fund. Except as otherwise noted, each of these individuals has been a primary portfolio manager of the designated Portfolio for over five years or since the inception of the Portfolio (if less than five years) and has been a portfolio manager with the Investment Manager for over five years.

                    SHORT-TERM BOND PORTFOLIO - Rochelle G. Siegel, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio.

                    QUALITY INCOME PLUS PORTFOLIO - Paula LaCosta, Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio.

                    HIGH YIELD PORTFOLIO - Peter M. Avelar, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio.

                    UTILITIES PORTFOLIO - Edward F. Gaylor, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio.

                    INCOME BUILDER PORTFOLIO - Paul D. Vance, Senior Vice President of the Investment Manager, and Mr. Avelar have been the primary portfolio co-managers of the Portfolio since its inception and since January 1998, respectively.

                    DIVIDEND GROWTH PORTFOLIO - Mr. Vance is the primary portfolio manager of the Portfolio.

                    CAPITAL GROWTH PORTFOLIO - Peter Hermann, Vice President of the Investment Manager, has been the primary portfolio manager of the Portfolio since May 1996.

                    GLOBAL DIVIDEND GROWTH PORTFOLIO - Mr. Vance and Matthew T. Haynes, Vice President of the Investment Manager, have been the primary portfolio co-managers of the Portfolio since its inception and since May 1997, respectively.

                    EUROPEAN GROWTH PORTFOLIO - Jeremy Lodwick, a principal of the Sub-Advisor, has been the primary portfolio manager of the Portfolio since December 1998. Prior to joining the Sub-Advisor, Mr. Lodwick was a portfolio manager with Morgan Grenfell Investment Services Limited for over five years, where he was the Portfolio's primary portfolio manager from April 1994 to April 1998.

                    PACIFIC GROWTH PORTFOLIO - Timothy Jensen, a Principal of the Sub-Advisor, and Ashutosh Sinha, Vice President of the Sub-Advisor, are members of the Sub-Advisor's emerging markets group. Mr. Jensen and Mr. Sinha have been the primary portfolio managers of the Portfolio since November 1998. Prior to joining the

                    Sub-Advisor in January 1998, Mr. Jensen was a Partner at Ardsley Partners (July 1994 - December 1997) and prior thereto was a Vice President of Bankers Trust (June 1993 - June 1994). Mr. Sinha was an analyst at SBI Funds Management Ltd. (1993 - 1995) prior to joining the Sub-Advisor in June 1995.

                    EQUITY PORTFOLIO - Michelle Kaufman, Vice President of the Investment Manager, has been a primary portfolio manager of the Portfolio since May 1996, and has been the sole primary portfolio manager of the Portfolio since December 1996.

                    S&P 500 INDEX PORTFOLIO - Kenton J. Hinchliffe, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio and has been assisted by Kevin Jung, Vice President of the Investment Manager, since October 1998. Mr. Jung has been a portfolio manager with the Investment Manager since September 1997, prior to which time he was a Vice President and portfolio manager with UBS Asset Management (NY) Inc. (April 1993 - August 1997).

                    COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO - Mark Bavoso, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio.

                    AGGRESSIVE EQUITY PORTFOLIO - Anita H. Kolleeny, Senior Vice President of the Investment Manager, is the primary portfolio manager of the Portfolio and co-management is provided by Ms. Kaufman.

                    STRATEGIST PORTFOLIO - Mr. Bavoso has been the primary portfolio manager of the Portfolio since September 1995.

SHAREHOLDER INFORMATION

ICON                PRICING FUND SHARES
--------------------------------------------------------------------------------
                    The price of shares of each Portfolio called "net asset value," is based on the value of its portfolio securities.

                    The net asset value for each Portfolio is calculated once daily at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

                    The value of each Portfolio's securities (other than the Money Market Portfolio) is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager (or, if applicable, the Sub-Advisor) determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the applicable Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. An exception to the general policy of using market prices concerns each Portfolio's short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

                    The Money Market Portfolio utilizes amortized cost in determining the value of its portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its acquisition cost rather than market forces.

ICON                DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------
                    Dividends from net investment income and capital gains distributions, if any, are declared and paid as follows:

                                                                                    NET REALIZED
                                                                                    CAPITAL GAINS
                                          DIVIDENDS                                 DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO                   Declared and paid on each day the New     Declared and paid at least once per
                                          York Stock Exchange is open to            calendar year, net short-term gains may
                                          shareholders as of the close of business  be paid more frequently the preceding business day
----------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM BOND, QUALITY INCOME PLUS     Declared and paid monthly                 Declared and paid at least once per year
 AND HIGH YIELD PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
 UTILITIES, INCOME BUILDER, DIVIDEND      Declared and paid quarterly               Declared and paid at least once per
 GROWTH, GLOBAL DIVIDEND GROWTH, EQUITY                                             calendar year
 AND STRATEGIST PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
 CAPITAL GROWTH, EUROPEAN GROWTH,         Declared and paid at least once per       Declared and paid at least once per
 PACIFIC GROWTH, S&P 500 INDEX,           calendar year                             calendar year
 COMPETITIVE EDGE "BEST IDEAS" AND
 AGGRESSIVE EQUITY PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------

ICON                TAX CONSEQUENCES
--------------------------------------------------------------------------------
                    Each Portfolio expects to qualify under IRS regulations pursuant to which the Portfolios will not be required to pay any federal income tax on their income and capital gains.

                    For information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance contracts, see the accompanying prospectus for the applicable contract.

FINANCIAL HIGHLIGHTS

        The financial highlights table is intended to help you understand each Portfolio's financial performance for the past 5 fiscal years of the Fund. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in each Portfolio (assuming reinvestment of all dividends and distributions).

        Further information about the performance of the Portfolios of the Fund is contained in the Fund's ANNUAL REPORT TO SHAREHOLDERS, which may be obtained without charge upon request to the Fund. See the discussion under the caption "Charges and Other Deductions" in the accompanying prospectus for either the Variable Annuity Contracts or the Variable Life Contracts issued by the applicable insurance company for a description of charges which are applicable thereto. Any such charges are not reflected in the financial highlights below. Inclusion of any such charge would reduce the total return figures for all periods shown. The S&P 500 Index Portfolio and the Competitive Edge "Best Ideas" Portfolio commenced operations on May 18, 1998. The Short-Term Bond Portfolio and the Aggressive Equity Portfolio have not as of the date of this PROSPECTUS commenced operation.

        This information has been audited by               , whose report, along
        with the Fund's financial statements, is included in the annual report, which is available upon request.

                          ***CHARTS HERE FOR EACH PORTFOLIO***
                              FISCAL YEAR END: DECEMBER 31

MORGAN STANLEY DEAN WITTER
VARIABLE INVESTMENT SERIES

                    Additional information about the Fund's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Fund. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                           (800) 869-NEWS

                    You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                                      WWW.DEANWITTER.COM/FUNDS

                    Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

(MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES; INVESTMENT COMPANY ACT FILE NO. 811-3692)

                                                      MORGAN STANLEY DEAN WITTER
                                                                        VARIABLE

STATEMENT OF ADDITIONAL INFORMATION                                   INVESTMENT

MAY 1, 1999                                                               SERIES

----------------------------------------------------------------------------

    -THE MONEY MARKET PORTFOLIO

    -THE SHORT-TERM BOND PORTFOLIO

    -THE QUALITY INCOME PLUS PORTFOLIO

    -THE HIGH YIELD PORTFOLIO

    -THE UTILITIES PORTFOLIO

    -THE INCOME BUILDER PORTFOLIO

    -THE DIVIDEND GROWTH PORTFOLIO

    -THE CAPITAL GROWTH PORTFOLIO

    -THE GLOBAL DIVIDEND GROWTH PORTFOLIO

    -THE EUROPEAN GROWTH PORTFOLIO

    -THE PACIFIC GROWTH PORTFOLIO

    -THE EQUITY PORTFOLIO

    -THE S&P 500 INDEX PORTFOLIO

    -THE COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO

    -THE AGGRESSIVE EQUITY PORTFOLIO

    -THE STRATEGIST PORTFOLIO

    This STATEMENT OF ADDITIONAL INFORMATION is not a PROSPECTUS. The PROSPECTUS (dated May 1, 1999) for the Morgan Stanley Dean Witter Variable Investment Series (the "Fund") provides the basic information you should know before allocating your investment under your variable annuity contract or your variable life contract. The Prospectus may be obtained without charge from the Fund at its address or telephone numbers listed below or from the Fund's Distributor, Morgan Stanley Dean Witter Distributors Inc., or from Dean Witter Reynolds at any of its branch offices.

Morgan Stanley Dean Witter
Variable Investment Series
Two World Trade Center
New York, New York 10048
(212) 392-2550 or (800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

I.     Fund History........................................................    4
II.    Description of the Fund and Its Investments and Risks...............    4
       A.   Classification.................................................    4
       B.   Eligible Purchasers............................................    4
       C.   Investment Strategies and Risks................................    4
       D.   Fund Policies/Investment Restrictions..........................   17
III.   Management of the Fund..............................................   20
       A.   Board of Trustees..............................................   20
       B.   Management Information.........................................   20
       C.   Compensation...................................................   25
IV.    Control Persons and Principal Holders of Securities.................   27
V.     Investment Management and Other Services............................   27
       A.   Investment Manager and Sub-Advisor.............................   27
       B.   Principal Underwriter..........................................   30
       C.   Services Provided by the Investment Manager and Fund Expenses
            Paid by Third Parties..........................................   30
       D.   Other Service Providers........................................   31
VI.    Brokerage Allocation and Other Practices............................   31
       A.   Brokerage Transactions.........................................   31
       B.   Commissions....................................................   32
       C.   Brokerage Selection............................................   34
       D.   Directed Brokerage.............................................   35
       E.   Regular Broker-Dealers.........................................   36
VII.   Capital Stock and Other Securities..................................   36
VIII.  Purchase, Redemption and Pricing of Shares..........................   37
       A.   Purchase of Shares.............................................   37
       B.   Offering Price.................................................   37
IX.    Taxation of the Fund and Shareholders...............................   40
X.     Underwriters........................................................   40
XI.    Calculation of Performance Data.....................................   40
XII.   Financial Statements................................................   43

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CONTRACT"--Variable annuity contract and/or variable life insurance contract issued by Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company and Paragon Life Insurance Company.

"CONTRACT OWNERS"--Owners of a Contract.

"CUSTODIAN"--The Bank of New York for each Portfolio other than the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO. The Chase Manhattan Bank for the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO.

"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FUND"--Morgan Stanley Dean Witter Variable Investment Series, a registered open-end series investment company currently consisting of sixteen Portfolios.

"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.

"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor; and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW SERVICES COMPANY"--Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

"PORTFOLIO(S)"--The separate investment portfolio(s) of the Fund.

"SUB-ADVISOR"--Morgan Stanley Dean Witter Investment Management Inc., a subsidiary of MSDW (only applicable to the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO).

"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

"TRUSTEES"--The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------

    The Fund was organized under the laws of the Commonwealth of Massachusetts on February 25, 1983 under the name Dean Witter Variable Annuity Investment Series and is a trust of the type commonly referred to as a Massachusetts Business Trust. Effective February 23, 1988, the Fund's name was changed to Dean Witter Variable Investment Series. On September 1, 1995, the name of the MANAGED ASSETS PORTFOLIO was changed to the STRATEGIST PORTFOLIO. Effective June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Variable Investment Series.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Fund is an open-end, diversified management investment company.

B. ELIGIBLE PURCHASERS

    As discussed in the Prospectus, shares of the Fund are sold only to particular insurance companies in connection with variable annuity and/or variable life insurance contracts they issue. It is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying funds. Although neither the various insurance companies nor the Fund currently foresee any such disadvantage, the Trustees intend to monitor events in order to identify any material irreconcilable conflict between the interest of variable annuity contract owners and variable life insurance contract owners and to determine what action, if any, should be taken in response thereto.

C. INVESTMENT STRATEGIES AND RISKS

    The following discussion of each Portfolio's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information" and "Additional Risk Information."

    CONVERTIBLE SECURITIES. Each Portfolio, other than the MONEY MARKET PORTFOLIO, the S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, may acquire through purchase fixed-income securities which are convertible into common stock ("CONVERTIBLE SECURITIES"). In addition, each Portfolio, other than the MONEY MARKET PORTFOLIO, may acquire convertible securities through a distribution by a security held in its portfolio. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege) and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

    To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and to decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by a Portfolio at varying price levels above their investment values and/ or their conversion values in keeping with the Portfolio's objective.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The SHORT-TERM BOND PORTFOLIO, the HIGH YIELD PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may enter into forward foreign currency exchange contracts ("FORWARD CONTRACTS"): to facilitate settlement in an attempt to limit the effect of changes in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received. In addition, the SHORT-TERM BOND PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO may enter into forward contracts as a hedge against fluctuations in future foreign exchange rates. Each Portfolio may conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial and investment banks) and their customers. Forward contracts only will be entered into with United States banks and their foreign branches or foreign banks whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    The Portfolios may use a forward contract to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Portfolio is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

    The SHORT-TERM BOND PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, the Portfolios may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

    A Portfolio will not enter into forward currency contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities.

    Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

    A Portfolio may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualification as a regulated investment company.

    Forward contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Portfolio's volatility and may involve a significant amount of risk relative to the investment of cash.

    OPTION AND FUTURES TRANSACTIONS. Each of the following Portfolios may engage in transactions in listed and OTC options: the SHORT-TERM BOND PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES

PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO. Listed options are issued or guaranteed by the exchange on which they are traded or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Portfolio the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Portfolio the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange, at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange, at the exercise price.

    COVERED CALL WRITING. Each of the above-named Portfolios is permitted to write covered call options on portfolio securities without limit. Each of the SHORT-TERM BOND PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO may also write covered call options on the U.S. dollar and foreign currencies in which its portfolio securities are denominated, without limit.

    The Portfolio will receive from the purchaser, in return for a call it has written, a "premium," I.E., the price of the option. Receipt of these premiums may better enable the Portfolio to earn a higher level of current income than it would earn from holding the underlying securities (or currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Portfolio if the securities (or currencies) underlying the option decline in value.

    The Portfolio may be required, at any time during the option period, to deliver the underlying security (or currency) against payment of the exercise price on any calls it has written. This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction.

    Options written by the Portfolio normally have expiration dates of from up to eighteen months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

    COVERED PUT WRITING. Each of the Portfolios that may engage in covered call writing may engage in covered put writing. As a writer of a covered put option, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election. Through the writing of a put option, the Portfolio would receive income from the premium paid by purchasers. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction). At any time during the option period, the Portfolio may be required to make payment of the exercise price against delivery of the underlying security (or currency). The aggregate value of the obligations underlying puts may not exceed 50% of the Portfolio's assets. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

    PURCHASING CALL AND PUT OPTIONS. Each of the SHORT-TERM BOND PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets and, in the case of each of the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO and the STRATEGIST PORTFOLIO, up to 10% of its total assets. Each of the last three listed Portfolios may purchase stock index options in amounts not exceeding 5% of its total assets. The purchase of a call option would enable a Portfolio, in return for the premium paid, to lock in a purchase price for a security or currency during the term of the option. The purchase of a put option would enable a Portfolio, in return for a premium paid, to lock in a price at which it may sell a security or currency during the term of the option.

    OPTIONS ON FOREIGN CURRENCIES. The SHORT-TERM BOND PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, and the AGGRESSIVE EQUITY PORTFOLIO may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts.

    OTC OPTIONS. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with a Portfolio. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between a Portfolio and the transacting dealer, without the intermediation of a third party such as the OCC. The Portfolios may engage in OTC option transactions only with member banks of the Federal Reserve Bank System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers.

    RISKS OF OPTIONS TRANSACTIONS. The successful use of options depends on the ability of the Investment Manager or, if applicable, the Sub-Advisor, to forecast correctly interest rates, currency exchange rates and/or market movements. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, a Portfolio may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the value of its denominated currency) increase, but has retained the risk of loss should the price of the underlying security (or the value of its denominated currency) decline. The covered put writer also retains the risk of loss should the market value of the underlying security decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

    A Portfolio's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options.

    In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in options, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. In the case of OTC options, if the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, due to insolvency or otherwise, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction.

    Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Portfolios may write.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

    The markets in foreign currency options are relatively new and a Portfolio's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

    STOCK INDEX OPTIONS. Each of the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may invest in options on stock indexes. Options on stock indexes are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

    RISKS OF OPTIONS ON INDEXES. Because exercises of stock index options are settled in cash, a Portfolio could not, if it wrote a call option, provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A call writer can offset some of the risk of its writing position by holding a diversified portfolio of stocks similar to those on which the underlying index is based. However, most investors cannot, as a practical matter, acquire and hold a portfolio containing exactly the same stocks as the underlying index, and, as a result, bear a risk that the value of the securities held will vary from the value of the index. Even if an index call writer could assemble a stock portfolio that exactly reproduced the composition of the underlying index, the writer still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options.

    When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the writer will not learn that it had been assigned until the next business day, at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds stocks that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those stocks against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decrease in the value of its stock portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding stock positions.

    A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. If a change causes the exercised option to fall out-of-the-money, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

    If dissemination of the current level of an underlying index is interrupted, or if trading is interrupted in stocks accounting for a substantial portion of the value of an index, the trading of options on that index will ordinarily be halted. If the trading of options on an underlying index is halted, an exchange may impose restrictions prohibiting the exercise of such options.

    FUTURES CONTRACTS. Each of the SHORT-TERM BOND PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may purchase and sell interest rate and index futures contracts that are traded on U.S. commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO, on any foreign government fixed-income security and on various currencies, and with respect to each of the ten listed Portfolios that may engage in futures transactions, on such indexes of U.S. (and, if applicable, foreign securities) as may exist or come into existence.

    A futures contract purchaser incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The purchase of a futures contract enables a Portfolio, during the term of the contract, to lock in a price at which it may purchase a security or currency and protect against a rise in prices pending purchase of portfolio securities. The sale of a futures contract enables a Portfolio to lock in a price at which it may sell a security or currency and protect against declines in the value of portfolio securities.

    Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that a Portfolio will be able to enter into a closing transaction.

    MARGIN. If a Portfolio enters into a futures contract, it is initially required to deposit an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to the Portfolio upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Portfolio may be required to make subsequent deposits of cash or U.S. Government securities, called "variation margin," which are reflective of price fluctuations in the futures contract.

    OPTIONS ON FUTURES CONTRACTS. Each of the SHORT-TERM BOND PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. A Portfolio may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Portfolio's total assets, after taking into account unrealized gains and unrealized losses on such contracts into which it has entered; provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of a Portfolio's net assets which may be subject to a hedge position.

    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. The prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Portfolio's securities (and the currencies in which they are denominated). Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates, market movements and/or currency exchange rates against which a Portfolio seeks a hedge. A correlation may also be distorted (a) temporarily, by short-term traders' seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds; (b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements; (c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate, currency exchange rate and/or market movement trends by the Investment Manager (and/or if applicable, the Sub-Advisor) may still not result in a successful hedging transaction.

    There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a Portfolio may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent the Portfolio from closing out a contract which may result in reduced gain or increased loss to the Portfolio. The absence of a liquid market in futures contracts might cause the Portfolio to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

    Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a Portfolio's ability to effectively hedge its portfolio.

    Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit a Portfolio's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of a Portfolio's transactions effected on foreign exchanges.

    In the event of the bankruptcy of a broker through which a Portfolio engages in transactions in futures or options thereon, the Portfolio could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.

ADDITIONAL INFORMATION CONCERNING THE QUALITY INCOME PLUS AND SHORT-TERM BOND PORTFOLIOS

    COLLATERALIZED MORTGAGE OBLIGATIONS. The Portfolio(s) may invest in CMOs - collateralized mortgage obligations. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively "Mortgage Assets"). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a specific fixed or floating coupon rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the collection, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Portfolio(s) may invest in any class of CMO.

    Certain mortgage-backed securities in which the Portfolio(s) may invest (E.G.,certain classes of CMOs) may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Portfolio could sustain a loss.

    In addition, the SHORT-TERM BOND PORTFOLIO may invest up to 15% of its net assets in stripped mortgage-backed securities, which are usually structured in two classes. One class entitles the holder to receive all or most of the interest but little or none of the principal of a pool of Mortgage Assets (the interest-only or "IO Class"), while the other class entitles the holder to receive all or most of the principal but little or none of the interest (the principal-only or "PO" Class). IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of repayment decreases.

    The SHORT-TERM BOND PORTFOLIO may invest up to 10% of its assets in inverse floaters. An inverse floater has a coupon rate that moves in the direction opposite to that of a designated interest rate index. Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

    ASSET-BACKED SECURITIES. The securitization techniques used to develop mortgage-backed securities are also applied to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures. These types of securities are known as asset-backed securities. The Portfolio(s) may invest in any type of asset-backed security.

    Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

    ADDITIONAL INFORMATION CONCERNING THE SHORT-TERM BOND PORTFOLIO. The SHORT-TERM BOND PORTFOLIO'S investments in preferred stocks are limited to those rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") including Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff and Phelps, Inc. and Fitch Investors Service, Inc. Investments in securities rated within the four highest rating categories by a NRSRO are considered "investment grade." However, such securities rated within the fourth highest rating category by a NRSRO may have speculative characteristics and, therefore, changes in economic conditions or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

    ADDITIONAL INFORMATION CONCERNING THE S&P 500 INDEX PORTFOLIO. The S&P 500 INDEX PORTFOLIO is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of shares of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the S&P 500 INDEX PORTFOLIO is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Portfolio. S&P has no obligation to take the needs of the Portfolio or the owners of shares of the Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the timing of the issuance or sale of shares of the Portfolio. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.

    S&P does not guarantee the accuracy or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the S&P 500 INDEX PORTFOLIO, owners of shares of the Portfolio, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

    COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO: "BEST IDEAS" LIST. As of October 15, 1998, the companies in the "Best Ideas" subgroup of "Global Investing: The Competitive Edge" were as follows: AES Corp., American Express, American Home Products, AXA-UAP, Bank of New York, BMW, Boeing,

Chevron, Cisco Systems, Coca-Cola Enterprises, Computer Associates, Diageo, DuPont, Eli Lilly, Emerson Electric, Federal Express, Fuji Photo Film, General Electric, Halliburton, Heineken, Holderbank, HSBC Holdings, Intel, MAN, Medtronic, Microsoft, Nestle, News Corp., Quintiles Transnational, Schlumberger, Siebe, Skandia International, Sony, Southern Company, Time Warner, Total, Unilever plc, UPM-Kymmene, Wal-Mart and Wolters Kluwer.

    MONEY MARKET SECURITIES. The Portfolios may invest in various money market securities, which among others may include commercial paper, bank acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. Government securities, obligations of savings institutions and repurchase agreements. This section does not apply to the MONEY MARKET PORTFOLIO whose money market instruments are described in the Prospectus.

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

    EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan association, having total assets of $1 billion or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 10% or less of a Portfolio's total assets in all such obligations and in all illiquid assets, in the aggregate; and

    COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the two highest grades by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's.

    REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by a Portfolio in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Portfolio. These agreements, which may be viewed as a type of secured lending by the Portfolio, typically involve the acquisition by the Portfolio of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Portfolio will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Portfolio to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Portfolio follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the case of the MONEY MARKET PORTFOLIO, such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, bankers' acceptances which are eligible for acceptance by a Federal Reserve Bank, and, if the seller is a bank, mortgage related securities (as such term is defined in section 3(a)(41) of the Securities Exchange Act of 1934) that at the time the repurchase agreement is entered into are rated in the highest rating category by the "Requisite NRSROs" (as defined in Rule 2a-7 under the Investment Company Act of 1940). Additionally, in the case of the MONEY MARKET PORTFOLIO, the collateral must qualify the repurchase agreement for preferential treatment under the Federal Deposit Insurance Act of the Federal Bankruptcy Code. In the event of a default or bankruptcy by a selling financial institution, the Portfolio will seek to liquidate such collateral. However, the exercising of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss. It is the current policy of each Portfolio not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Portfolio, amounts to more than 10% of its net assets in the case of each of the MONEY MARKET PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO and 15% of its net assets in the case of each of the other Portfolios.

    REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. Each of the SHORT-TERM BOND PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO and may use reverse repurchase agreements for purposes of meeting redemptions or as part of its investment strategy. The SHORT-TERM BOND PORTFOLIO may also use dollar rolls as part of its investment strategy.

    Reverse repurchase agreements involve sales by the Portfolio of assets concurrently with an agreement by the Portfolio to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements involve the risk that the market value of the securities the Portfolio is obligated to purchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

    Dollar rolls involve the Portfolio selling securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio will forgo principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

    Reverse repurchase agreements and dollar rolls are speculative techniques involving leverage and are considered borrowings by the Portfolio. With respect to each of the QUALITY INCOME PLUS PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, reverse repurchase agreements may not exceed 10% of the Portfolio's total assets.

    INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS. Each of the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may invest in real estate investment trusts, which pool investors' funds for investments primarily in commercial real estate properties. Investment in real estate investment trusts may be the most practical available means for a Portfolio to invest in the real estate industry (the Fund is prohibited from investing in real estate directly). As a shareholder in a real estate investment trust, a Portfolio would bear its ratable share of the real estate investment trust's expenses, including its advisory and administration fees. At the same time the Portfolio would continue to pay its own investment management fees and other expenses, as a result of which the Portfolio and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in real estate investment trusts.

    LENDING PORTFOLIO SECURITIES. Each Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Portfolio, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Portfolio continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Portfolio will not lend securities with a value exceeding 10% of the Portfolio's total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Portfolio's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Portfolio. Any gain or loss in the market price during the loan period would inure to the Portfolio.

    When voting or consent rights which accompany loaned securities pass to the borrower, a Portfolio will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Portfolio's investment in the loaned securities. The Portfolio will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time, each Portfolio other than the S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a Portfolio will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Portfolio may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time a Portfolio makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Portfolio's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Portfolio will also establish a segregated account on its books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

    WHEN, AS AND IF ISSUED SECURITIES. Each Portfolio other than the MONEY MARKET PORTFOLIO, the S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in a Portfolio until the Portfolio determines that issuance of the security is probable. At that time, the Portfolio will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Portfolio will also establish a segregated account on the Portfolio's books in which it will maintain cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

    The value of a Portfolio's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Portfolio, may not exceed 5% of the value of the Portfolio's total assets at the time the initial commitment to purchase such securities is made. An increase in the percentage of the Portfolio assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. A Portfolio may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Portfolio at the time of sale.

    PRIVATE PLACEMENTS. As a fundamental policy, which may only be changed by the shareholders of the affected Portfolios, each of the QUALITY INCOME PLUS PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may invest up to 5% of its total assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "SECURITIES ACT"), or which are otherwise not readily marketable.

    As a non-fundamental policy, which may be changed by the Trustees, each of the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the INCOME BUILDER PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO may invest up to 10% of its total assets in such restricted securities; each of the HIGH YIELD PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may invest up to 15% of its total assets in such restricted securities; and each of the SHORT-TERM BOND PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO may invest up to 15% of its net assets in such restricted securities. (With respect to these ten Portfolios, securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent a Portfolio from disposing of them promptly at reasonable prices. A Portfolio may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

    Rule 144A permits the above-listed Portfolios to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by a Portfolio. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which under current policy may not exceed, as to each of the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO, 10% of the Portfolio's total assets and as to each of the other Portfolios listed above, 15% of the Portfolio's net assets, as more fully described under "Fund Policies/Investment Restrictions" below. However, investing in Rule 144A securities could have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

    WARRANTS AND SUBSCRIPTION RIGHTS. The Portfolios, other than the MONEY MARKET PORTFOLIO and the QUALITY INCOME PLUS PORTFOLIO, may acquire warrants and subscription rights attached to other securities. In addition, each of the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may invest up to 5% of its assets in warrants not attached to other securities with a limit of up to 2 % of its total assets in warrants that are not listed on the New York or American Stock Exchange. The COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO may invest in warrants which are issued as a distribution by the issuer or a security held in its portfolio. A warrant is, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and has no voting rights, pays no dividends and has no rights with respect to the corporation issuing it.

    A subscription right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. A subscription right normally has a life of two to four weeks and a subscription price lower than the current market value of the common stock. A subscription right is freely transferable.

    YEAR 2000. The investment management services provided to the Portfolios by the Investment Manager, and, in the case of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, by the Sub-

Advisor, and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Sub-Advisor, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

    In addition, it is possible that the markets for securities in which the Portfolios invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Portfolios' investments may be adversely affected.

D. FUND POLICIES/INVESTMENT RESTRICTIONS

    The investment restrictions listed below have been adopted by the Fund as fundamental policies of the Portfolios. Under the Investment Company Act of 1940 (the "INVESTMENT COMPANY ACT"), a fundamental policy of a Portfolio may not be changed without the vote of a majority of the outstanding voting securities of the Portfolio. The Investment Company Act defines a majority as the lesser of
(a) 67% or more of the shares of a Portfolio present at a meeting of Fund shareholders, if the holders of 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

RESTRICTIONS APPLICABLE TO ALL PORTFOLIOS

    Each Portfolio may not:

     1. Invest more that 5% of the value of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities), or purchase more than 10% of the voting securities, or more than 10% of any class of security, of any issuer (for this purpose all outstanding debt securities of an issuer are considered as one class and all preferred stock of an issuer are considered as one class). With regard to the SHORT-TERM BOND PORTFOLIO, the INCOME BUILDER PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the S&P 500 INDEX PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO, these limitations apply only as to 75% of the Portfolio's total assets.

     2. Concentrate its investments in any particular industry, but if deemed appropriate for attainment of its investment objective, a Portfolio may invest up to 25% of its total assets (valued at the time of investment) in any one industry classification used by that Portfolio for investment purposes. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, or, in the case of the MONEY MARKET PORTFOLIO, to domestic bank obligations (not including obligations issued by foreign branches of such banks) or, in the case of the UTILITIES PORTFOLIO, to the utilities industry, in which industry the Portfolio will concentrate.

     3. Except for the SHORT-TERM BOND PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO, invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

     4. Purchase or sell commodities or commodity futures contracts, or oil, gas or mineral exploration or developmental programs, except that a Portfolio may invest in the securities of companies which operate, invest in, or sponsor such programs, and (i) the SHORT-TERM BOND PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may purchase or sell futures contracts and related options thereon, (ii) the SHORT-TERM BOND PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO may purchase or sell currency futures contracts and related options thereon and the S&P 500 INDEX PORTFOLIO may purchase or sell index futures contracts.

     5. Borrow money (except insofar as each of the SHORT-TERM BOND PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO may be deemed to have borrowed by entrance into a reverse repurchase agreement (in an amount not exceeding 10% of the Portfolio's total assets, except in the case of the SHORT-TERM BOND PORTFOLIO)), except from banks for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities, and, in the case of the Portfolios other than the QUALITY INCOME PLUS PORTFOLIO, not for investment or leveraging, provided that borrowing in the aggregate (other than, in the case of the QUALITY INCOME PLUS PORTFOLIO, for investment or leveraging) may not exceed 5% of the value of the Portfolio's total assets (including the amount borrowed) at the time of such borrowing.

     6. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. (For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets.)

     7. Purchase securities on margin (but the Portfolios may obtain short-term loans as are necessary for the clearance of transactions). The deposit or payment by the SHORT-TERM BOND PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the UTILITIES PORTFOLIO, the INCOME BUILDER PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the CAPITAL GROWTH PORTFOLIO, the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO, the S&P 500 INDEX PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO, the AGGRESSIVE EQUITY PORTFOLIO and the Strategist Portfolio of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

     8. In the case of each Portfolio other than the SHORT-TERM BOND PORTFOLIO, the S&P 500 INDEX PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO, purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or, in the case of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, in accordance with the provisions of Section 12(d) of the Investment Company Act and any Rules promulgated thereunder.

     9. Make loans of money or securities, except (a) by the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies; (b) by investing in repurchase agreements; or (c) by lending its portfolio securities, not in excess of 10% of the value of a Portfolio's total assets, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned, provided that lending of portfolio securities is not deemed to be loans in the case of the SHORT-TERM BOND PORTFOLIO, the S&P 500 INDEX PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO.

    10. In the case of each portfolio other than the SHORT-TERM BOND PORTFOLIO, the S&P 500 INDEX PORTFOLIO, the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO, invest in securities of any issuer if, to the knowledge of the Fund, any officer or Trustee of the Fund or any officer or director of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

    11. Purchase or sell real estate; however, the Portfolios may purchase marketable securities of issuers which engage in real estate operations or which invest in real estate or interests therein, including real estate investment trusts and securities which are secured by real estate or interests therein.

    12. Engage in the underwriting of securities except insofar as the Portfolio may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

    13. Invest for the purposes of exercising control or management of another company.

    14. Participate on a joint or a joint and several basis in any securities trading account. The "bunching" of orders of two or more Portfolios (or of one or more Portfolios and of other accounts under the investment management of the Investment Manager) for the sale or purchase of portfolio securities shall not be considered participating in a joint securities trading account.

    15. Issue senior securities as defined in the Investment Company Act except insofar as the Portfolio may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement (or, in the case of the QUALITY INCOME PLUS PORTFOLIO, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, a reverse repurchase agreement, or, in the case of the SHORT-TERM BOND PORTFOLIO, a reverse repurchase agreement or a dollar roll); (b) borrowing money in accordance with restrictions described above; (c) purchasing any security on a when-issued, delayed delivery or forward commitment basis; (d) lending portfolio securities; or (e) purchasing or selling futures contracts, forward foreign exchange contracts or options, if such investments are otherwise permitted for the Portfolio.

RESTRICTIONS APPLICABLE TO RESTRICTED AND ILLIQUID SECURITIES

    16. Each of the QUALITY INCOME PLUS PORTFOLIO, the DIVIDEND GROWTH PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO may not invest more than 5% of the value of its total assets in securities which are restricted as to disposition under the Federal securities laws or otherwise, provided that this restriction shall not apply to securities received as a result of a corporate reorganization or similar transaction affecting readily marketable securities already held by the Portfolio; however, these Portfolios will attempt to dispose in an orderly fashion of any of these securities to the extent that these, together with other illiquid securities, exceed 10% of the Portfolio's total assets.

    17. Each of the UTILITIES PORTFOLIO, the CAPITAL GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO may not invest more than 10% of its total assets in "illiquid securities" (securities for which market quotations are not readily available) and repurchase agreements which have a maturity of longer than seven days. In addition, no more than 15% of the EUROPEAN GROWTH PORTFOLIO'S net assets will be invested in such illiquid securities and foreign securities not traded on a recognized domestic or foreign exchange.

RESTRICTIONS APPLICABLE TO THE MONEY MARKET PORTFOLIO ONLY

    The MONEY MARKET PORTFOLIO may not:

     1. Invest in securities other than those listed in the description of its investment objectives and policies above and in the Prospectus.

     2. Invest in securities maturing more than one year from the date of purchase, except that where securities are held subject to repurchase agreements having a term of one year or less from the date of delivery, the securities subject to the agreement may have maturity dates in excess of one year from the date of delivery.

     3. Purchase securities for which there are legal or contractual restrictions on resale (I.E., restricted securities).

     4. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

RESTRICTIONS APPLICABLE TO THE QUALITY INCOME PLUS PORTFOLIO ONLY

    The QUALITY INCOME PLUS PORTFOLIO may not acquire any common stocks except when acquired upon conversion of fixed-income securities. The QUALITY INCOME PLUS PORTFOLIO will attempt to dispose in an orderly fashion of any common stocks acquired under these circumstances.

RESTRICTIONS APPLICABLE TO THE HIGH YIELD PORTFOLIO ONLY

    The HIGH YIELD PORTFOLIO may not:

     1. Acquire any common stocks, except (a) when attached to or included in a unit with fixed-income securities; (b) when acquired upon conversion of fixed-income securities; or (c) when acquired upon exercise of warrants attached to fixed-income securities. The HIGH YIELD PORTFOLIO may retain common stocks so acquired, but not in excess of 10% of its total assets.

     2. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

RESTRICTIONS APPLICABLE TO THE DIVIDEND GROWTH PORTFOLIO ONLY

    The DIVIDEND GROWTH PORTFOLIO may not invest more than 5% of the value of its total assets in warrants, including not more than 2% of such assets in warrants not listed on either the New York or American Stock Exchange. However, the acquisition of warrants attached to other securities is not subject to this restriction.

RESTRICTIONS APPLICABLE TO THE EQUITY PORTFOLIO ONLY

    The EQUITY PORTFOLIO may not:

     1. Invest more than 5% of the value of its total assets in warrants, including not more than 2% of such assets in warrants not listed on either the New York or American Stock Exchange. However, the acquisition of warrants attached to other securities is not subject to this restriction.

     2. Purchase non-convertible corporate bonds unless rated at the time of purchase Aa or better by Moody's Investors Service ("Moody's") or AA or better by S&P, or purchase commercial paper unless issued by a U.S. corporation and rated at the time of purchase Prime-1 by Moody's or A-1 by S&P, although it may continue to hold a security if its quality rating is reduced by a rating service below those specified.

     3. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

     4. Invest in securities of foreign issuers, except for (i) securities of Canadian issuers registered under the Securities Exchange Act of 1934 and (ii) American Depositary Receipts.

    If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Trustees oversee the management of the Portfolios but do not manage each Portfolio. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that each Portfolio's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to each Portfolio in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and each Portfolio and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and each Portfolio and its shareholders.

B. MANAGEMENT INFORMATION

    TRUSTEES AND OFFICERS. The Board of the Fund consists of eight (8) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (75% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "MANAGEMENT TRUSTEES") are affiliated with the Investment Manager. All of the Independent Trustees also serve as Independent Trustees of "Discover Brokerage Index Series," a mutual fund for which the Investment Manager is the investment advisor. Three of the six Independent Trustees are also Independent Trustees of certain other mutual funds, referred to as the "TCW/DW Funds," for which MSDW Services Company is the manager and TCW Funds Management, Inc. is the investment advisor.

    The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the
Investment Manager, and with the        Morgan Stanley Dean Witter Funds, the 11
TCW/DW Funds and Discover Brokerage Index Series are shown below.

      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Michael Bozic (58)                         Vice Chairman of Kmart Corporation (since December, 1998); Director or
Trustee                                    Trustee of the Morgan Stanley Dean Witter Funds; Trustee of Discover
c/o Kmart Corporation                      Brokerage Index Series; formerly Chairman and Chief Executive Officer
3100 West Big Beaver Road                  of Levitz Furniture Corporation (November, 1995-November, 1998) and
Troy, Michigan                             President and Chief Executive Officer of Hills Department Stores (May,
                                           1991-July, 1995); formerly variously Chairman, Chief Executive Officer,
                                           President and Chief Operating Officer (1987-1991) of the Sears Mer-
                                           chandise Group of Sears, Roebuck and Co.; Director of Eaglemark
                                           Financial Services, Inc. and Weirton Steel Corporation.
Charles A. Fiumefreddo* (65)               Chairman, Director or Trustee, President and Chief Executive Officer of
Chairman of the Board,                     the Morgan Stanley Dean Witter Funds; Chairman, Chief Executive Officer
President, Chief Executive                 and Trustee of the TCW/DW Funds; Trustee of Discover Brokerage Index
Officer and Trustee                        Series; formerly Chairman, Chief Executive Officer and Director of the
Two World Trade Center                     Investment Manager, the Distributor and MSDW Services Company;
New York, New York                         Executive Vice President and Director of Dean Witter Reynolds; Chairman
                                           and Director of the Transfer Agent; formerly Director and/or officer of various Morgan Stanley Dean Witter subsidiaries (until June, 1998).
Edwin J. Garn (66)                         Director or Trustee of the Morgan Stanley Dean Witter Funds; Trustee of
Trustee                                    Discover Brokerage Index Series; formerly United States Senator
c/o Huntsman Corporation                   (R-Utah)(1974-1992) and Chairman, Senate Banking Committee (1980-1986);
500 Huntsman Way                           formerly Mayor of Salt Lake City, Utah (1971-1974); formerly Astronaut,
Salt Lake City, Utah                       Space Shuttle Discovery (April 12-19, 1985); Vice Chairman, Huntsman
                                           Corporation; Director of Franklin Covey (time management systems), John
                                           Alden Financial Corp. (health insurance), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia
                                           Pacific (multilevel marketing); member of the board of various civic and charitable organizations.
Wayne E. Hedien (65)                       Retired; Director or Trustee of the Morgan Stanley Dean Witter Funds;
Trustee                                    Trustee of Discover Brokerage Index Series; Director of The PMI Group,
c/o Gordon Altman Butowsky                 Inc. (private mortgage insurance); Trustee and Vice Chairman of The
  Weitzen Shalov & Wein                    Field Museum of Natural History; formerly associated with the Allstate
Counsel to the                             Companies (1966-1994), most recently as Chairman of The Allstate
 Independent Trustees                      Corporation (March, 1993-December, 1994) and Chairman and Chief
114 West 47th Street                       Executive Officer of its wholly-owned subsidiary, Allstate Insurance
New York, New York                         Company (July, 1989-December, 1994); director of various other busi-
                                           ness and charitable organizations.

      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Dr. Manuel H. Johnson (50)                 Senior Partner, Johnson Smick International, Inc., a consulting firm;
Trustee                                    Co-Chairman and a founder of the Group of Seven Council (G7C), an
c/o Johnson Smick                          international economic commission; Director or Trustee of the Morgan
  International, Inc.                      Stanley Dean Witter Funds; Trustee of the TCW/DW Funds; Trustee of
1133 Connecticut Avenue, N.W.              Discover Brokerage Index Series; Director of NASDAQ (since June, 1995);
Washington, D.C.                           Director of Greenwich Capital Markets, Inc. (broker-dealer) and NVR,
                                           Inc. (home construction); Chairman and Trustee of the Financial
                                           Accounting Foundation (oversight organization of the Financial
                                           Accounting Standards Board); formerly Vice Chairman of the Board of
                                           Governors of the Federal Reserve System (1986-1990) and Assistant
                                           Secretary of the U.S. Treasury.
Michael E. Nugent (62)                     General Partner, Triumph Capital, L.P., a private investment part-
Trustee                                    nership; Director or Trustee of the Morgan Stanley Dean Witter Funds;
c/o Triumph Capital, L.P.                  Trustee of the TCW/DW Funds; Trustee of Discover Brokerage Index
237 Park Avenue                            Series; formerly Vice President, Bankers Trust Company and BT Capital
New York, New York                         Corporation (1984-1988); director of various business organizations.
Philip J. Purcell* (55)                    Chairman of the Board of Directors and Chief Executive Officer of MSDW,
Trustee                                    Dean Witter Reynolds and Novus Credit Services Inc.; Director of the
1585 Broadway                              Distributor; Director or Trustee of the Morgan Stanley Dean Witter
New York, New York                         Funds; Trustee of Discover Brokerage Index Series; Director and/or
                                           officer of various MSDW subsidiaries.
John L. Schroeder (68)                     Retired; Director or Trustee of the Morgan Stanley Dean Witter Funds;
Trustee                                    Trustee of the TCW/DW Funds; Trustee of Discover Brokerage Index
c/o Gordon Altman Butowsky                 Series; Director of Citizens Utilities Company; formerly Executive Vice
  Weitzen Shalov & Wein                    President and Chief Investment Officer of the Home Insurance Company
Counsel to the Independent                 (August, 1991-September, 1995).
  Trustees
114 West 47th Street
New York, New York
Barry Fink (44)                            Senior Vice President (since March, 1997) and Secretary and General
Vice President,                            Counsel (since February, 1997) and Director (since July, 1998) of the
Secretary and General Counsel              Investment Manager and MSDW Services Company; Senior Vice President
Two World Trade Center                     (since March, 1997) and Assistant Secretary and Assistant General
New York, New York                         Counsel (since February, 1997) of the Distributor; Assistant Secretary
                                           of Dean Witter Reynolds (since August, 1996); Vice President, Secretary and General Counsel of the Morgan Stanley Dean Witter Funds and the
                                           TCW/ DW Funds (since February, 1997); Vice President, Secretary and
                                           General Counsel of Discover Brokerage Index Series; previously First
                                           Vice President (June, 1993-February, 1997), Vice President and
                                           Assistant Secretary and Assistant General Counsel of the Investment
                                           Manager and MSDW Services Company and Assistant Secretary of the Morgan
                                           Stanley Dean Witter Funds and the TCW/DW Funds.

      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Peter M. Avelar (40)                       Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Mark Bavoso (38)                           Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Edward F. Gaylor (57)                      Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Rajesh K. Gupta (38)                       Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Matthew Haynes (33)                        Vice President of the Investment Manager (since June, 1997) and
Vice President                             portfolio manager with the Investment Manager (since April, 1993); Vice
Two World Trade Center                     President or Assistant Vice President of various Morgan Stanley Dean
New York, New York                         Witter Funds; previously Assistant Vice President of the Investment
                                           Manager (May, 1995-June, 1997).
Peter Hermann (39)                         Vice President of the Investment Manager (since May, 1995) and
Vice President                             portfolio manager with the Investment Manager (since March, 1994); Vice
Two World Trade Center                     President of various Morgan Stanley Dean Witter Funds.
New York, New York
Kenton J. Hinchliffe (54)                  Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Michelle Kaufman (34)                      Vice President of the Investment Manager (since June, 1997) and
Vice President                             portfolio manager with the Investment Manager (since September, 1993);
Two World Trade Center                     Vice President or Assistant Vice President of various Morgan Stanley
New York, New York                         Dean Witter Funds; previously Assistant Vice President of the
                                           Investment Manager (May, 1995-June, 1997).
Anita H. Kolleeny (43)                     Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Paula LaCosta (47)                         Vice President of the Investment Manager; Vice President of various
Vice President                             Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Jonathan R. Page (52)                      Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York

      NAME, AGE, POSITION WITH FUND
               AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-----------------------------------------  -----------------------------------------------------------------------
Rochelle G. Siegel (50)                    Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Paul D. Vance (63)                         Senior Vice President of the Investment Manager; Vice President of
Vice President                             various Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Aaron Clark (30)                           Assistant Vice President of the Investment Manager (since April, 1997);
Assistant Vice President                   formerly independent analyst (December, 1996-April, 1997) and junior
Two World Trade Center                     bank stock analyst (January, 1995-December, 1996) with Gerard Klauer
New York, New York                         Mattison & Co. and prior thereto a research analyst with Prudential
                                           Securities Inc. (October, 1993-December 1994).
Kevin Jung (33)                            Vice President of the Investment Manager (since September, 1997);
Assistant Vice President                   formerly Vice President of UBS Asset Management (NY) Inc. (April,
Two World Trade Center                     1993-August, 1997).
New York, New York
Thomas F. Caloia (53)                      First Vice President and Assistant Treasurer of the Investment Manager
Treasurer                                  and MSDW Services Company; Treasurer of the Morgan Stanley Dean Witter
Two World Trade Center                     Funds, the TCW/DW Funds and Discover Brokerage Index Series.
New York, New York

-------------------
* A Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act.

    In addition, MITCHELL M. MERIN, President and Chief Operating Officer of Asset Management of MSDW, President, Chief Executive Officer and Director of the Investment Manager and MSDW Services Company, Chairman and Director of the Distributor and the Transfer Agent, Executive Vice President and Director of Dean Witter Reynolds, and Director of various MSDW subsidiaries, RONALD E. ROBISON, Executive Vice President and Chief Administrative Officer of the Investment Manager and MSDW Services Company, ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, and JOSEPH J. MCALINDEN, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, are Vice Presidents of the Fund.

    In addition, MARILYN K. CRANNEY and CARSTEN OTTO, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, FRANK BRUTTOMESSO, LOU ANNE D. MCINNIS and RUTH ROSSI, Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and TODD LEBO, a staff attorney with the Investment Manager, are Assistant Secretaries of the Fund.

    INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Morgan Stanley Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so. All of the Independent Trustees serve as members of the Audit Committee. In addition, three of the Trustees, including two Independent Trustees, serve as members of the Derivatives Committee and the Insurance Committee.

    The Independent Trustees are charged with recommending to the full Board approval of man-agement, advisory and administration contracts and distribution and underwriting agreements; continually reviewing Portfolio performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time.

    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

    The Board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Portfolios.

    Finally, the Board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Dean Witter Funds.

    TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expenses reimbursed from the Fund
for their services as Trustee. Effective May 1, 1999, Mr.              serves as
Chairman of the Audit Committee.

    The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended December 31, 1998.

                               FUND COMPENSATION

                                                                                                      AGGREGATE
                                                                                                    COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                                                         FROM THE FUND
-------------------------------------------------------------------------------------------------  ---------------
Michael Bozic....................................................................................     $
Edwin J. Garn....................................................................................
Wayne E. Hedien..................................................................................
Dr. Manuel H. Johnson............................................................................
Michael E. Nugent................................................................................
John L. Schroeder................................................................................

    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1998 for services to the 85 Morgan Stanley Dean Witter Funds and, in the case of Messrs. Johnson, Nugent and Schroeder, the 11 TCW/DW Funds that were in operation at December 31,
1998. Effective May 1, 1999, Mr.              serves as Chairman of the Audit
Committee of each Morgan Stanley Dean Witter Fund and each TCW/DW Fund. With respect to Messrs. Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Morgan Stanley Dean Witter Money Market Funds. No compensation was paid to the Fund's Independent Trustees by Discover Brokerage Index Series for the calendar year ended December 31, 1998.

    CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS AND TCW/DW FUNDS

                                                             FOR SERVICE AS
                                                              DIRECTOR OR                           TOTAL CASH
                                                              TRUSTEE AND                        COMPENSATION FOR
                                                               COMMITTEE       FOR SERVICE AS     SERVICES TO 85
                                                              MEMBER OF 85      TRUSTEE AND       MORGAN STANLEY
                                                             MORGAN STANLEY      COMMITTEE      DEAN WITTER FUNDS
                                                              DEAN WITTER       MEMBER OF 11      AND 11 TCW/DW
NAME OF INDEPENDENT TRUSTEE                                      FUNDS          TCW/DW FUNDS          FUNDS
----------------------------------------------------------  ----------------  ----------------  ------------------
Michael Bozic.............................................    $                      --            $
Edwin J. Garn.............................................                           --
Wayne E. Hedien...........................................                      $
Dr. Manuel H. Johnson.....................................                           --
Michael E. Nugent.........................................                           --
John L. Schroeder.........................................                           --

    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "ADOPTING FUND" and each such Trustee referred to as an "ELIGIBLE TRUSTEE") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "REGULAR BENEFIT") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "ELIGIBLE COMPENSATION" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.

    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the year ended December 31, 1998 and by the 55 Morgan Stanley Dean Witter Funds (including the Fund) for the year ended December 31, 1998, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Fund as of December 31, 1998 and from the 55 Morgan Stanley Dean Witter Funds as of December 31, 1998.

   RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS

                                  FOR ALL ADOPTING FUNDS
                                ---------------------------                                 ESTIMATED ANNUAL
                                 ESTIMATED                       RETIREMENT BENEFITS            BENEFITS
                                  CREDITED                       ACCRUED AS EXPENSES              UPON
                                   YEARS        ESTIMATED                                    RETIREMENT(2)
                                 OF SERVICE     PERCENTAGE    -------------------------     ----------------
                                     AT             OF                          BY ALL       FROM   FROM ALL
                                 RETIREMENT      ELIGIBLE     BY THE           ADOPTING      THE    ADOPTING
NAME OF INDEPENDENT TRUSTEE     (MAXIMUM 10)   COMPENSATION    FUND             FUNDS        FUND    FUNDS
------------------------------  ------------   ------------   ------           --------     ------  --------
Michael Bozic.................       10           60.44%      $                $            $       $
Edwin J. Garn.................       10           60.44
Wayne E. Hedien...............        9
Dr. Manuel H. Johnson.........       10           60.44
Michael E. Nugent.............       10           60.44
John L. Schroeder.............        8

------------------------------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount, when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, Northbrook Life Insurance Company, Allstate Life Insurance Company of New York and Paragon Life Insurance Company owned all of the outstanding shares of the Fund for allocation to their respective separate accounts ("ACCOUNTS"), none of the Fund's Trustees was a Contract Owner under the Accounts, and the aggregate number of shares of each Portfolio of the Fund allocated to Contracts owned by the Fund's officers as a group was less than one percent of each Portfolio's outstanding shares.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER AND SUB-ADVISOR

    The Investment Manager to each Portfolio is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

    The Sub-Advisor to the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO is Morgan Stanley Dean Witter Investment Management Inc., a subsidiary of MSDW and an affiliate of the Investment Manager, whose address is 1221 Avenue of the Americas, New York, New York 10020. The Sub-

Advisor was retained to provide sub-advisory services to the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO effective December 1, 1998 and November 1, 1998, respectively.

    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide each Portfolio administrative services, manage its business affairs and, other than with respect to the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, manage its investments, including the placing of orders for the purchase and sale of portfolio securities. With respect to the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Investment Manager supervises these Portfolios' investments. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of each Portfolio determined as of the close of each business day:

NAME OF PORTFOLIO                                               INVESTMENT MANAGEMENT FEE RATES
-------------------------------------------  ---------------------------------------------------------------------
The Money Market Portfolio                   0.50% of net assets
The Short-Term Bond Portfolio                0.45% of net assets
The Quality Income Plus Portfolio            0.50% of net assets up to $500 million and
                                             0.45% of net assets exceeding $500 million
The High Yield Portfolio                     0.50% of net assets up to $500 million and
                                             0.425% of net assets exceeding $500 million
The Utilities Portfolio                      0.65% of net assets up to $500 million and
                                             0.55% of net assets exceeding $500 million
The Income Builder Portfolio                 0.75% of net assets
The Dividend Growth Portfolio                0.625% of net assets up to $500 million;
                                             0.50% of net assets exceeding $500 million
                                             but not exceeding $1 billion;
                                             0.475% of net assets exceeding $1 billion
                                             but not exceeding $2 billion; and
                                             0.45% of net assets exceeding $2 billion
The Capital Growth Portfolio                 0.65% of net assets
The Global Dividend Growth Portfolio         0.75% of net assets
The European Growth Portfolio                0.95% of net assets up to $500 million and
                                             0.90% of net assets exceeding $500 million
The Pacific Growth Portfolio                 0.95% of net assets
The Equity Portfolio                         0.50% of net assets up to $1 billion and
                                             0.475% of net assets exceeding $1 billion
The S&P 500 Index Portfolio                  0.40% of net assets
The Competitive Edge "Best Ideas" Portfolio  0.65% of net assets
The Aggressive Equity Portfolio              0.75% of net assets
The Strategist Portfolio                     0.50% of net assets

    For the fiscal years ended December 31, 1996, 1997 and 1998, the Investment Manager accrued compensation under the Management Agreement as follows:

                                                                  COMPENSATION ACCRUED FOR THE FISCAL YEAR ENDED
                                                                                   DECEMBER 31,
                                                                  ----------------------------------------------
NAME OF PORTFOLIO                                                      1996            1997            1998
----------------------------------------------------------------  --------------  --------------  --------------
The Money Market Portfolio......................................  $    1,454,423  $    1,764,304  $
The Quality Income Plus Portfolio...............................       2,407,993       2,301,725
The High Yield Portfolio........................................       1,009,452       1,539,080
The Income Builder Portfolio....................................       N/A                30,071
The Dividend Growth Portfolio...................................       5,902,896       8,563,208
The Capital Growth Portfolio....................................         509,004         698,171
The Global Dividend Growth Portfolio............................       2,005,162       3,183,049
The European Growth Portfolio...................................       2,332,742       3,589,371
The Pacific Growth Portfolio....................................       1,392,813       1,195,454
The Equity Portfolio............................................       2,211,777       3,306,222
The S&P 500 Index Portfolio.....................................       N/A             N/A
The Competitive Edge "Best Ideas" Portfolio.....................       N/A             N/A
The Strategist Portfolio........................................       1,994,396       2,361,054
The Utilities Portfolio.........................................       2,972,835       2,710,383
                                                                  --------------  --------------  --------------
    Total.......................................................  $   24,193,493  $   31,242,092
                                                                  --------------  --------------  --------------
                                                                  --------------  --------------  --------------

    The SHORT-TERM BOND PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO did not commence operations prior to the date of this STATEMENT OF ADDITIONAL INFORMATION.

    The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

    Under a Sub-Advisory Agreement (the "SUB-ADVISORY AGREEMENT") between the Sub-Advisor and the Investment Manager respecting the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, the Sub-Advisor provides these Portfolios with investment advice and portfolio management, subject to the overall supervision of the Investment Manager. The Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of the Investment Manager's fee, payable in respect of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO.

    Prior to November 1, 1998, with respect to the PACIFIC GROWTH PORTFOLIO and December 1, 1998, with respect to the EUROPEAN GROWTH PORTFOLIO, these Portfolios were sub-advised by the Former Sub-Advisor, Morgan Grenfell Investment Services Limited, in each case pursuant to a sub-advisory agreement between the Investment Manager and the Former Sub-Advisor (the "PRIOR SUB-ADVISORY AGREEMENT"). In May, 1998, the Former Sub-Advisor indicated its intention to resign as Sub-Advisor for both Portfolios. On June 2, 1998, the Trustees recommended that the Sub-Advisory Agreements with the Sub-Advisor be submitted to shareholders of each of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO for approval. The Sub-Advisory Agreement with the Sub-Advisor was approved on August 18, 1998. Under the Prior Sub-Advisory Agreement, the Investment Manager paid the Former Sub-Advisor monthly compensation equal to 40% of the Investment Manager's fee in respect of the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO.

    Concurrent with effectiveness of the Sub-Advisory Agreement, the Investment Manager and the Fund amended the Management Agreement to reduce the fee paid by the Fund to the Investment Manager respecting the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO, from an annual rate of (a) with respect to the EUROPEAN GROWTH PORTFOLIO, 1.00% of the portion of daily net assets up to $500 million and 0.95% of the portion of daily net assets exceeding $500 million; and
(b) with respect to the PACIFIC GROWTH PORTFOLIO, 1.00% of the portion of that Portfolio's daily net assets; to the rates set forth above.

B. PRINCIPAL UNDERWRITER

    The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, each Portfolio's shares are distributed by the Distributor. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.

    The Trustees, including a majority of the Independent Trustees, approved the current Distribution Agreement appointing the Distributor as exclusive distributor of the Fund's shares and providing for the Distributor to bear certain of the Fund's distribution expenses. By its terms, the Distribution Agreement had an initial term ending April 30, 1998 and will remain in effect from year to year thereafter if approved by the Trustees. At their meeting held
on April   , 1999, the Trustees of the Fund, including a majority of the
Independent Trustees, approved the continuation of the Distribution Agreement until April 30, 2000.

    The Distributor bears all expenses incurred by it in connection with its duties and activities under the Distribution Agreement (except such expenses as are specifically undertaken by the Fund under the Agreement). The Fund bears all costs and expenses of the Fund, including the expense of preparing, printing, mailing and otherwise distributing prospectuses, annual or interim reports or proxy materials to Contract Owners. The Fund also bears the costs of registering the Fund and its shares under federal securities laws and, if deemed necessary or advisable, to qualify the shares of the Fund for sale under state securities laws.

    The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND FUND EXPENSES PAID BY THIRD PARTIES

    Each Portfolio has retained the Investment Manager to provide administrative services, manage its business affairs and (except for the PACIFIC GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO) invest its assets, including the placing of orders for the purchase and sale of portfolio securities. Each of the PACIFIC GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO has retained the Investment Manager to supervise the investment of its assets.

    Under the terms of the Management Agreement, the Investment Manager also maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    The services provided by the Sub-Advisor are discussed above under "Investment Manager and Sub-Advisor."

    Expenses not expressly assumed by the Investment Manager under the Management Agreement, by the Sub-Advisor for the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO under the Sub-Advisory Agreement, or by the Distributor, will be paid by the Portfolios. Each Portfolio pays all expenses incurred in its operation and a portion of the Fund's general administration expenses allocated based on the asset sizes of the Portfolios. The Portfolios' direct expenses include, but are not limited to: charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; certain taxes; registration costs of the Fund under federal and state securities laws; shareholder servicing costs, charges and expenses of any outside service used for pricing of the Portfolios' shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (or the Sub-Advisor) (not including compensation or expenses of attorneys who are employees of the Investment Manager (or the Sub-Advisor)); fees and expenses of the Fund's independent accountants; interest on Portfolio borrowings; and all other expenses attributable to a particular Portfolio.

    Expenses which are allocated on the basis of size of the respective Portfolios include the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager (or the Sub-Advisor) or any corporate affiliate of the Investment Manager (or the Sub-Advisor); state franchise taxes; Securities and Exchange Commission fees; membership dues of industry associations; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; and all other costs of the Fund's operations properly payable by the Fund and allocable on the basis of size to the respective Portfolios. Depending on the nature of a legal claim, liability or lawsuit, litigation costs, payment of legal claims or liabilities and any indemnification relating thereto may be directly applicable to the Portfolio or allocated on the basis of the size of the respective Portfolios. The Trustees have determined that this is an appropriate method of allocation of expenses.

    Each of the Management Agreement and the Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager and the Sub-Advisor, respectively, are not liable to the Fund or any of its investors (and, in the case of the Sub-Advisory Agreement, to the Investment Manager) for any act or omission or for any losses sustained by the Fund or its investors.

D. OTHER SERVICE PROVIDERS

    (1) TRANSFER AGENT/DIVIDEND-DISBURSING AGENT

    The Transfer Agent is the transfer agent for each Portfolio's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Portfolio shares. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

    (2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS

    The Bank of New York, 90 Washington Street, New York, New York 10286, is the Custodian of each Portfolio's assets other than those of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO. The Chase Manhattan Bank is the Custodian of the assets of the GLOBAL DIVIDEND GROWTH PORTFOLIO, the PACIFIC GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO. Any Portfolio's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

                  serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

    (3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, of the Sub-Advisor and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, tabulating proxies and maintaining shareholder records and lists. For these services, the Transfer Agent receives a fee from each Portfolio.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager and, for the PACIFIC GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO, the Sub-Advisor are responsible for decisions to buy and sell securities for each Portfolio, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. Options and futures transactions will usually be effected through a broker and a commission will be charged. Certain securities (e.g., certain money market instruments) are purchased directly from an issuer, in which case no commissions or discounts are paid.

    For the fiscal years ended December 31, 1996, 1997 and 1998, the Portfolios paid brokerage commissions as follows:

                                                          BROKERAGE           BROKERAGE           BROKERAGE
                                                       COMMISSIONS PAID    COMMISSIONS PAID    COMMISSIONS PAID
                                                       FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
NAME OF PORTFOLIO                                       ENDED 12/31/96      ENDED 12/31/97      ENDED 12/31/98
----------------------------------------------------  ------------------  ------------------  ------------------
High Yield Portfolio................................    $       10,013                  --
Utilities Portfolio.................................           120,935      $      110,773
Income Builder Portfolio............................               N/A              39,789
Dividend Growth Portfolio...........................           796,688           1,267,591
Capital Growth Portfolio............................           176,767             265,450
Global Dividend Growth Portfolio....................           762,353           1,244,001
European Growth Portfolio...........................           575,660             783,716
Pacific Growth Portfolio............................           878,874             670,101
Equity Portfolio....................................         1,825,817           1,573,295
Strategist Portfolio................................           429,659             455,450
                                                      ------------------  ------------------  ------------------
    Total...........................................    $    5,576,766      $    6,410,166      $
                                                      ------------------  ------------------  ------------------
                                                      ------------------  ------------------  ------------------

B. COMMISSIONS

    Pursuant to an order of the SEC, the Portfolios may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Portfolios will limit their transactions with Dean Witter Reynolds to U.S. Government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.

    During the fiscal years ended December 31, 1996, 1997 and 1998, the Fund did not effect any principal transactions with Dean Witter Reynolds.

    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Portfolios, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

    During the fiscal years ended December 31, 1996 and 1997 the Portfolios paid brokerage commissions to Dean Witter Reynolds as follows:

                                                                                     BROKERAGE COMMISSIONS
                                                                                              PAID
                                                                                    TO DEAN WITTER REYNOLDS
                                                                                     FOR FISCAL YEAR ENDED
                                                                                    ------------------------
NAME OF PORTFOLIO                                                                    12/31/96     12/31/97
----------------------------------------------------------------------------------  -----------  -----------
Utilities Portfolio...............................................................  $    49,500  $    35,250
Income Builder Portfolio..........................................................          N/A       24,982
Dividend Growth Portfolio.........................................................      181,121      229,890
Capital Growth Portfolio..........................................................       38,010       45,335
Global Dividend Growth Portfolio..................................................       35,401       54,004
Equity Portfolio..................................................................      220,150      158,587
Strategist Portfolio..............................................................       34,525       73,880
                                                                                    -----------  -----------
    Total.........................................................................  $   558,707  $   621,928
                                                                                    -----------  -----------
                                                                                    -----------  -----------

    For the fiscal year ended December 31, 1998, the Portfolios paid brokerage commissions to Dean Witter Reynolds as follows:

                                                                                                 PERCENTAGE OF
                                                                                               AGGREGATE DOLLAR
                                                                                              AMOUNT OF EXECUTED
                                                                           PERCENTAGE OF        TRADES ON WHICH
                                                      BROKERAGE         AGGREGATE BROKERAGE        BROKERAGE
                                                 COMMISSIONS PAID TO      COMMISSIONS FOR      COMMISSIONS WERE
                                                 DWR FOR FISCAL YEAR     FISCAL YEAR ENDED      PAID FOR FISCAL
NAME OF PORTFOLIO                                   ENDED 12/31/98           12/31/98         YEAR ENDED 12/31/98
-----------------------------------------------  --------------------  ---------------------  -------------------
High Yield Portfolio...........................
Utilities Portfolio............................
Income Builder Portfolio.......................
Dividend Growth Portfolio......................
Capital Growth Portfolio.......................
Global Dividend Growth Portfolio...............
European Growth Portfolio......................
Pacific Growth Portfolio.......................
Equity Portfolio...............................
Strategist Portfolio...........................
    Total......................................

    During the period June 1 through December 31, 1997, the Portfolios paid brokerage commissions to Morgan Stanley & Co., which broker-dealer became an affiliate of the Investment Manager on May 31, 1997 upon consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc., as follows:

                                                                                    BROKERAGE COMMISSIONS PAID TO
                                                                                   MORGAN STANLEY & CO. FOR FISCAL
NAME OF PORTFOLIO                                                                        YEAR ENDED 12/31/97
---------------------------------------------------------------------------------  -------------------------------
Utilities Portfolio..............................................................            $     1,000
Income Builder Portfolio.........................................................                    710
Dividend Growth Portfolio........................................................                 73,920
Capital Growth Portfolio.........................................................                 10,305
Global Dividend Growth Portfolio.................................................                123,860
European Growth Portfolio........................................................                  4,655
Pacific Growth Portfolio.........................................................                 13,927
Equity Portfolio.................................................................                 69,900
Strategist Portfolio.............................................................                 34,140
                                                                                              ----------
    Total........................................................................            $   332,417
                                                                                              ----------
                                                                                              ----------

    For the fiscal year ended December 31, 1998, the Portfolios paid brokerage commissions to Morgan Stanley & Co. as follows:

                                                                                                PERCENTAGE OF
                                                                                               AGGREGATE DOLLAR
                                                                                              AMOUNT OF EXECUTED
                                                                          PERCENTAGE OF        TRADES ON WHICH
                                             BROKERAGE COMMISSIONS     AGGREGATE BROKERAGE        BROKERAGE
                                            PAID TO MORGAN STANLEY &     COMMISSIONS FOR       COMMISSIONS WERE
                                              CO. FOR FISCAL YEAR       FISCAL YEAR ENDED    PAID FOR FISCAL YEAR
NAME OF PORTFOLIO                                ENDED 12/31/98             12/31/98            ENDED 12/31/98
------------------------------------------  ------------------------  ---------------------  --------------------
High Yield Portfolio......................
Utilities Portfolio.......................
Income Builder Portfolio..................
Dividend Growth Portfolio.................
Capital Growth Portfolio..................
Global Dividend Growth Portfolio..........
European Growth Portfolio.................
Pacific Growth Portfolio..................
Equity Portfolio..........................
Strategist Portfolio......................
    Total.................................

    For the fiscal years ended December 31, 1996 and 1997, the EUROPEAN GROWTH PORTFOLIO paid a total of $0 and $1,849, respectively, in brokerage commissions to Deutsche Bank AG, London, and a total of $0 and $2,624, respectively, in brokerage commissions to Deutsche Morgan Grenfell, London, affiliated brokers of the Former Sub-Advisor, and the PACIFIC GROWTH PORTFOLIO paid a total of $2,146 and $3,263, respectively, in brokerage commissions to Deutsche Morgan Grenfell & Partners Securities Pte Ltd. and a total of $14,787 and $7,569, respectively, in brokerage commissions to Deutsche Morgan Grenfell Securities Hong Kong Limited, also affiliated brokers of the Former Sub-Advisor. For the fiscal year ended December 31, 1998, the EUROPEAN GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO paid brokerage commissions to affiliated brokers of their former Sub-Advisor for transactions as follows:

                                                                BROKERAGE                        PERCENTAGE OF
                                                             COMMISSIONS PAID                   AGGREGATE DOLLAR
                                                              TO AFFILIATED    PERCENTAGE OF   AMOUNT OF EXECUTED
                                                             BROKER OF MORGAN    AGGREGATE      TRADES ON WHICH
                                                                 GRENFELL        BROKERAGE         BROKERAGE
                                                                INVESTMENT      COMMISSIONS     COMMISSIONS WERE
                                                              SERVICES LTD.      FOR FISCAL     PAID FOR FISCAL
                                                             FOR FISCAL YEAR     YEAR ENDED        YEAR ENDED
NAME OF PORTFOLIO                        NAME OF BROKER       ENDED 12/31/98      12/31/98          12/31/98
-----------------------------------  ----------------------  ----------------  --------------  ------------------
European Growth Portfolio..........  Deutsche Bank AG,
                                     London
                                     Deutsche Morgan
                                     Grenfell, London

Pacific Growth Portfolio...........  Deutsche Morgan
                                     Grenfell & Partners
                                     Securities Pte Ltd.
                                     Deutsche Morgan
                                     Grenfell Securities
                                     Hong Kong Limited

C. BROKERAGE SELECTION

    The policy of the Fund regarding purchases and sales of securities for the Portfolios is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager (or, if applicable, the Sub-Advisor) from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager (or, if applicable, the Sub-Advisor) relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

    In seeking to implement each Portfolio's policies, the Investment Manager (or, if applicable, the Sub-Advisor) effects transactions with those brokers and dealers who the Investment Manager (or, if applicable, the Sub-Advisor) believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager (or, if applicable, the Sub-Advisor) believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager (or, if applicable, the Sub-Advisor). The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager (or, if applicable, the Sub-Advisor) from brokers and dealers may be of benefit to the Investment Manager (or, if applicable, the Sub-Advisor) in the management of accounts of some of its other clients and may not in all cases benefit a Portfolio directly.

    The Investment Manager and the Sub-Advisor currently serve as investment advisors to a number of clients, including other investment companies, and may in the future act as investment advisors to others. It is the practice of the Investment Manager (or, if applicable, the Sub-Advisor) to cause purchase and sale transactions to be allocated among the Portfolios and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Portfolios and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager (or, if applicable, the Sub-Advisor) utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.

D. DIRECTED BROKERAGE

    During the fiscal year ended December 31, 1998, the Portfolios paid brokerage commissions to brokers because of research services provided as follows:

                                                                                       AGGREGATE DOLLAR AMOUNT OF
                                                      BROKERAGE COMMISSIONS DIRECTED     TRANSACTIONS FOR WHICH
                                                        IN CONNECTION WITH RESEARCH    SUCH COMMISSIONS WERE PAID
                                                       SERVICES PROVIDED FOR FISCAL      FOR FISCAL YEAR ENDED
NAME OF PORTFOLIO                                           YEAR ENDED 12/31/98                 12/31/98
----------------------------------------------------  -------------------------------  --------------------------
Utilities Portfolio.................................
Income Builder Portfolio............................
Dividend Growth Portfolio...........................
Capital Growth Portfolio............................
Global Dividend Growth Portfolio....................
Equity Portfolio....................................
Strategist Portfolio................................
    Total...........................................

E. REGULAR BROKER-DEALERS

    During the fiscal year ended December 31, 1998, [Portfolio] purchased [type of securities] issued by [list brokers], which were among the ten brokers or the ten dealers that executed transactions for or with the Fund or the Portfolio in the largest dollar amounts during the year. At December 31, 1998, [Portfolio]
held [type of securities] issued by such brokers with market values of [   ]
[and    , respectively]. [Add similar sentences for each relevant Portfolio.]

VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of each Portfolio are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund's shares of beneficial interest are divided currently into sixteen separate Portfolios.

    The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional Portfolios and additional classes of shares within any Portfolio.

    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

    Shareholders have the right to vote on the election of Trustees of the Fund and on any and all matters on which by law or the provisions of the Fund's By-Laws they may be entitled to vote. To the extent required by law, Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company and Paragon Life Insurance Company, which are the only shareholders of the Fund, will vote the shares of the Fund held in each Account established to fund the benefits under either a flexible premium deferred variable annuity Contract or a flexible premium variable life insurance Contract in accordance with instructions from the owners of such Contracts. Shareholders of all Portfolios vote for a single set of Trustees. All of the Trustees have been elected by the shareholders of the Fund, most recently at a Special Meeting of Shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

    On any matters affecting only one Portfolio, only the shareholders of that Portfolio are entitled to vote. On matters relating to all the Portfolios, but affecting the Portfolios differently, separate votes by Portfolio are required. Approval of an Investment Management Agreement and a change in fundamental policies would be regarded as matters requiring separate voting by each Portfolio.

    With respect to the submission to shareholder vote of a matter requiring separate voting by Portfolio, the matter shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for the approval of the matter, notwithstanding that:
(1) the matter has not been approved by a majority of the outstanding voting securities of any other Portfolio; or (2) the matter has not been approved by a majority of the outstanding voting securities of the

Fund. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE OF SHARES

    Information concerning how Fund shares are offered (and how they are redeemed) is provided in the Fund's Prospectus.

B. OFFERING PRICE

    The price of each Portfolio shares, called "net asset value," is based on the value of the Portfolio's securities.

    The MONEY MARKET PORTFOLIO, however, utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. The MONEY MARKET PORTFOLIO utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the MONEY MARKET PORTFOLIO would receive if it sold the investment. During such periods, the yield to investors in the MONEY MARKET PORTFOLIO may differ somewhat from that obtained in a similar company which uses mark-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the MONEY MARKET PORTFOLIO would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The use of the amortized cost method to value the portfolio securities of the MONEY MARKET PORTFOLIO and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "RULE") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Portfolio's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the MONEY MARKET PORTFOLIO) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two methods of valuation. Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the MONEY MARKET PORTFOLIO'S capital the necessary shares that represent the amount of excess upon such determination. Each Contract

Owner will be deemed to have agreed to such contribution in these circumstances by allocating investment under his or her Contract to the MONEY MARKET PORTFOLIO.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which the MONEY MARKET PORTFOLIO'S interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

    A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

    An Eligible Security is generally defined in the Rule to mean (i) a security with a remaining maturity of 397 calendar days or less that has received a short-term rating (or that has been issued by an issuer that has received a short-term rating with respect to a class of debt obligations, or any debt obligation within that class, that is comparable in priority and security with the security) by the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) a security: (A) that at the time of issuance had a remaining maturity of more than 397 calendar days but that has a remaining maturity of 397 calendar days or less; and (B) whose issuer has received from the Requisite NRSROs a rating with respect to a class of debt obligations (or any debt obligations within that class) that is now comparable in priority and security with the security, in one of the two highest short-term rating categories (within which there may be subcategories or gradations indicating relative standing); or (iii) an unrated security that is of comparable quality to a security meeting the requirements of (i) or (ii) above, as determined by the Trustees. The MONEY MARKET PORTFOLIO will limit its investments to securities that meet the requirements for Eligible Securities including the required ratings by S&P or Moody's.

    As permitted by the Rule, the Board has delegated to the Fund's Investment Manager, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, the MONEY MARKET PORTFOLIO will limit its investments in securities, other than Government securities, so that, at the time of purchase: (a) except as further limited in (b) below with regard to certain securities, no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Portfolio's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that the Money Market Portfolio limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires the Portfolio to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of

$1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. (An Investment Restriction of the Fund further precludes the Portfolio from investing in securities maturing more than one year from the date of purchase.) Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Portfolio will invest its available cash in such a manner as to reduce such maturity to 90 days or less a soon as is reasonably practicable.

    If the Trustees determine that it is no longer in the best interests of the MONEY MARKET PORTFOLIO and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Portfolio of any such change.

    In the calculation of a Portfolio's net asset value (other than for the MONEY MARKET PORTFOLIO): (1) an equity security listed or traded on the New York or American Stock Exchange or other stock exchange is valued at its latest sale price on that exchange, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager (or if applicable, the Sub-Advisor) that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange.

    Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

    Certain of the Portfolios' securities (other than securities of the MONEY MARKET PORTFOLIO) may be valued by an outside pricing service approved by the Fund's Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

    Listed options on securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

    Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of a Portfolio's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

IX. TAXATION OF THE PORTFOLIOS AND SHAREHOLDERS
--------------------------------------------------------------------------------

    Each of the Portfolios is treated as a separate entity for federal tax purposes. Each of the Portfolios intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, each of the Portfolios will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders. Each of the Portfolios generally intends to distribute sufficient income and gains so that each of the Portfolios will not pay corporate income tax on its earnings.

    Section 817(h) of the Internal Revenue Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or life insurance for tax purposes. The Treasury Department has issued regulations prescribing these diversification requirements. Each Portfolio intends to comply with these requirements.

    Information concerning the federal income tax consequences to holders of the underlying variable annuity or variable life insurance Contracts is contained in the accompanying prospectus for the applicable Contract.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    The Portfolios' shares are offered on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations are described above in the section titled "Principal Underwriter."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

    The annualized current yield of the MONEY MARKET PORTFOLIO, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom, in the value of a hypothetical pre-existing account have a balance of one share at the beginning of the period, subtracting a hypothetical charge which reflects deductions from shareholder accounts (such as management fees), and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    The MONEY MARKET PORTFOLIO'S annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the based period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the MONEY MARKET PORTFOLIO in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the MONEY MARKET PORTFOLIO and changes in interest rates on such investments, but also on changes in the Portfolio's expenses during the period.

    Yield information may be useful in reviewing the performance of the Money Market Portfolio and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, the Money Market

Portfolio's yield fluctuates. Furthermore, the quoted yield does not reflect charges which may be imposed on the Contracts by the applicable Account and therefore is not equivalent to total return under a Contract. (For a description of such charges, see the Prospectus for the Contracts which accompanies the PROSPECTUS for the Fund.)

    The current yield of the MONEY MARKET PORTFOLIO for the seven days ending
December 31, 1998 was 4.82%. The effective annual yield on    % is    %,
assuming daily compounding.

    From time to time the Fund may quote the "yield" of each of the SHORT-TERM BOND PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO and the UTILITIES PORTFOLIO in advertising and sales literature. Yield is calculated for any 30-day period as follows: the amount of interest and/or dividend income for each security in the Portfolio is determined in accordance with regulatory requirements; the total for the entire portfolio constitutes the Portfolio's gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income." The resulting amount is divided by the product of the net asset value per share on the last day of the period multiplied by the average number of Portfolio shares outstanding during the period that were entitled to dividends. This amount is added to 1 and raised to the sixth power. 1 is then subtracted from the result and the difference is multiplied by 2 to arrive at the annualized yield. The "yield" of a Portfolio does not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account which, if quoted, would reduce the yield quoted. For the 30-day period ended December 31, 1998, the yield of the QUALITY
INCOME PLUS PORTFOLIO, calculated pursuant to this formula, was    %, the yield
of the HIGH YIELD PORTFOLIO, calculated pursuant to this formula, was    %, and
the yield of the UTILITIES PORTFOLIO, calculated pursuant to this formula, was
   %. The SHORT-TERM BOND PORTFOLIO did not commence operations prior to the date of this STATEMENT OF ADDITIONAL INFORMATION.

    From time to time the Fund may quote the "total return" of each Portfolio in advertising and sales literature. A Portfolio's "average annual total return" represents an annualization of the Portfolio's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Portfolio's operations, if shorter than any of the foregoing. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. However, average annual total return does not reflect the deduction of any charges which may be imposed on the Contracts by the applicable Account which, if quoted, would reduce the performance quoted. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result.

    The average annual total returns for the one, five and ten year periods ended December 31, 1998 were 5.18%, 5.00% and 5.38%, respectively, for the MONEY MARKET PORTFOLIO; 8.67%, 7.31% and 9.55%, respectively, for the QUALITY INCOME PLUS PORTFOLIO; -6.20%, 5.66% and 7.15%, respectively, for the HIGH YIELD PORTFOLIO; 30.45%, 22.25% and 19.54%, respectively, for the EQUITY PORTFOLIO; and 26.55%, 13.48% and 12.38%, respectively, for the STRATEGIST PORTFOLIO. The average annual total returns of the UTILITIES PORTFOLIO and the DIVIDEND GROWTH PORTFOLIO for the one and five year periods ended December 31, 1998 and for the period from March 1, 1990 (commencement of these Portfolios' operations) through December 31, 1998 were 14.28%, 18.61% and 14.93%, respectively, for the UTILITIES PORTFOLIO and 23.76%, 14.89% and 14.42%, respectively, for the DIVIDEND GROWTH PORTFOLIO. The average annual total returns of the CAPITAL GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO for one and five year periods ended December 31, 1998 and for the period from March 1, 1991 (commencement of these Portfolios' operations) through December 31, 1998 were 23.96%, 20.60% and 18.53%, respectively, for the CAPITAL GROWTH PORTFOLIO and 19.63%, 16.88% and 13.23%, respectively, for the EUROPEAN GROWTH PORTFOLIO. The average annual total returns of the GLOBAL DIVIDEND GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO for the one year period ended December 31, 1998 and for the period from February 23, 1994 (commencement of these Portfolios' operations) through December 31, 1998 were 12.53% and 13.06%, respectively, for the GLOBAL DIVIDEND GROWTH PORTFOLIO and -10.40% and -10.88%, respectively, for the PACIFIC

GROWTH PORTFOLIO. The average annual total returns of the INCOME BUILDER PORTFOLIO for the year ended December 31, 1998 and for the period from January 21, 1997 (commencement of the Portfolio's operations) through December 31, 1998, were 3.21% and 12.79%, respectively. The SHORT-TERM BOND PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO did not commence operations prior to the date of this STATEMENT OF ADDITIONAL INFORMATION.

    The Fund quotes the "total return" of a Portfolio that has been in operation for less than one year on an non-annualized basis. The Fund may compute the aggregate total return of each of the S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO (which commenced operations on May 18,
1998) and the SHORT-TERM BOND PORTFOLIO and the AGGRESSIVE EQUITY PORTFOLIO (which did not commence operations prior to the date of this STATEMENT OF ADDITIONAL INFORMATION) for specified periods by determining the aggregate percentage rate that will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the total returns of the S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO for the period May 18, 1998 through December 31, 1998 were 12.20% and -1.90%, respectively. The Investment Manager had undertaken to assume all operating expenses of each of the S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO until the earlier of April 30, 1999 or the attainment by the respective Portfolio of $50 million of net assets. The S&P 500 INDEX PORTFOLIO attained $50 million of net assets on January 5, 1999. Without the waiver of fees and assumption of expenses by the Investment Manager, the total returns of the S&P 500 INDEX PORTFOLIO and the COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO would have been 12.00% and -2.20%, respectively.

    In addition to the foregoing, the Fund may advertise the total return of the Portfolios over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations similarly do not reflect the deduction of any charges which may be imposed on the Contracts by an Account. The Fund may also compute the aggregate total returns of the Portfolios for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without the reduction for any charges imposed on the Contracts by the applicable Account) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the total returns of the MONEY MARKET PORTFOLIO, the QUALITY INCOME PLUS PORTFOLIO, the HIGH YIELD PORTFOLIO, the EQUITY PORTFOLIO and the STRATEGIST PORTFOLIO for the one, five and ten year periods ended December 31, 1998 were 5.18%, 27.63% and 68.82%, respectively, for the MONEY MARKET PORTFOLIO, 8.67%, 42.30% and 149.05%, respectively, for the QUALITY INCOME PLUS PORTFOLIO; -6.20%, 31.71% and 99.48%, respectively, for the HIGH YIELD PORTFOLIO, 30.45%, 173.01% and 886.46%, respectively, for the EQUITY PORTFOLIO; and 26.55%, 88.20% and 266.69%, respectively, for the STRATEGIST PORTFOLIO, the total returns of the UTILITIES PORTFOLIO and the DIVIDEND GROWTH PORTFOLIO for the one and five year periods ended December 31, 1998 and for the period from March 1, 1990 through December 31, 1998 were 23.76%, 100.17% and 228.72%, respectively, for the UTILITIES PORTFOLIO and 14.28%, 134.73% and 241.92%, respectively, for the DIVIDEND GROWTH PORTFOLIO, the total returns of the CAPITAL GROWTH PORTFOLIO and the EUROPEAN GROWTH PORTFOLIO for the one and five year periods ended December 31, 1998 and for the period from March 1, 1991 through December 31, 1998 were 19.63%, 118.08% and 164.73%, respectively, for the CAPITAL GROWTH PORTFOLIO and 23.96%, 155.15% and 278.84%, respectively, for the EUROPEAN GROWTH PORTFOLIO, the total returns of the GLOBAL DIVIDEND GROWTH PORTFOLIO and the PACIFIC GROWTH PORTFOLIO for the one year period ended December 31, 1998 and for the period from February 23, 1994 through December 31, 1998 were 12.53% and 81.41%, respectively, for the GLOBAL DIVIDEND GROWTH PORTFOLIO and -10.40% and -42.80%, respectively, for the PACIFIC GROWTH PORTFOLIO, and the total returns of the INCOME BUILDER PORTFOLIO for the year ended December 31, 1998 and for the period from January 21, 1997 (commencement of the Portfolio's operations) through December 31, 1998, were 3.21% and 26.32%, respectively.

    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of a Portfolio by adding 1 to the Portfolio's aggregate total return to date (expressed as a decimal) and multiplying by $10,000, $50,000 or $100,000, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Portfolio of the Fund at inception of the Portfolio would have grown (or declined) to the following amounts at December 31, 1998:

                                                                                   INVESTMENT AT COMMENCEMENT OF
                                                                                           OPERATIONS OF
                                                                                  -------------------------------
NAME OF PORTFOLIO                                                                  $10,000    $50,000   $100,000
--------------------------------------------------------------------------------  ---------  ---------  ---------
Money Market Portfolio..........................................................     23,752    118,760    237,520
Quality Income Plus Portfolio...................................................     27,430    137,150    274,300
High Yield Portfolio............................................................     38,145    180,725    361,450
Utilities Portfolio.............................................................     32,872    164,360    328,720
Income Builder Portfolio........................................................     12,632     63,160    126,320
Dividend Growth Portfolio.......................................................     34,192    170,960    341,920
Capital Growth Portfolio........................................................     26,473    132,365    264,730
Global Dividend Growth Portfolio................................................     18,141     90,705    181,410
European Growth Portfolio.......................................................     37,884    189,420    378,840
Pacific Growth Portfolio........................................................      5,720     28,600     57,200
Equity Portfolio................................................................     98,646    493,230    986,480
S&P 500 Index Portfolio.........................................................     11,220     56,100    112,200
Competitive Edge "Best Ideas" Portfolio.........................................      9,810     49,050     98,100
Strategist Portfolio............................................................     36,889    183,345    366,690

    The Fund from time to time may also advertise the performance of the Portfolios relative to certain performance rankings and indexes compiled by independent organizations.

XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    EXPERTS. The financial statements of the Fund for the fiscal year ended December 31, 1998 included in this STATEMENT OF ADDITIONAL INFORMATION and incorporated by reference in the PROSPECTUS have been so included and
incorporated in reliance on the report of                , independent
accountants, given on the authority of said firm as experts in auditing and accounting.

                                   * * * * *

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

               MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES

                              PART C OTHER INFORMATION

Item 23. Exhibits

           1. Form of Instrument Establishing and Designating Additional Series of Shares.

           2. Amended and Restated By-Laws of the Registrant dated January 28, 1999.

           5. Form of Instrument Adding New Portfolios to Investment Management Agreement.

          27.  Financial Data Schedules - to be filed by amendment.

               All other exhibits were previously filed Via EDGAR and are hereby incorporated by reference.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

          None

Item 25.  INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048.

     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)   Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)   Morgan Stanley Dean Witter California Quality Municipal Securities
(3)   Morgan Stanley Dean Witter Government Income Trust
(4)   Morgan Stanley Dean Witter High Income Advantage Trust
(5)   Morgan Stanley Dean Witter High Income Advantage Trust II
(6)   Morgan Stanley Dean Witter High Income Advantage Trust III
(7)   Morgan Stanley Dean Witter Income Securities Inc.
(8)   Morgan Stanley Dean Witter Insured California Municipal Securities
(9)   Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)  Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)  Morgan Stanley Dean Witter Insured Municipal Securities
(12)  Morgan Stanley Dean Witter Insured Municipal Trust
(13)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)  Morgan Stanley Dean Witter Municipal Income Trust

(17)  Morgan Stanley Dean Witter Municipal Income Trust II
(18)  Morgan Stanley Dean Witter Municipal Income Trust III
(19)  Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)  Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)  Morgan Stanley Dean Witter Prime Income Trust
(22)  Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)  Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)  Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES
(1)   Active Assets California Tax-Free Trust
(2)   Active Assets Government Securities Trust
(3)   Active Assets Money Trust
(4)   Active Assets Tax-Free Trust
(5)   Morgan Stanley Dean Witter Aggressive Equity Fund
(6)   Morgan Stanley Dean Witter American Value Fund
(7)   Morgan Stanley Dean Witter Balanced Growth Fund
(8)   Morgan Stanley Dean Witter Balanced Income Fund
(9)   Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)  Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)  Morgan Stanley Dean Witter Capital Appreciation Fund
(12)  Morgan Stanley Dean Witter Capital Growth Securities
(13)  Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(14)  Morgan Stanley Dean Witter Convertible Securities Trust
(15)  Morgan Stanley Dean Witter Developing Growth Securities Trust
(16)  Morgan Stanley Dean Witter Diversified Income Trust
(17)  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(18)  Morgan Stanley Dean Witter Equity Fund
(19)  Morgan Stanley Dean Witter European Growth Fund Inc.
(20)  Morgan Stanley Dean Witter Federal Securities Trust
(21)  Morgan Stanley Dean Witter Financial Services Trust
(22)  Morgan Stanley Dean Witter Fund of Funds
(23)  Morgan Stanley Dean Witter Global Dividend Growth Securities
(24)  Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(25)  Morgan Stanley Dean Witter Global Utilities Fund
(26)  Morgan Stanley Dean Witter Growth Fund
(27)  Morgan Stanley Dean Witter Hawaii Municipal Trust
(28)  Morgan Stanley Dean Witter Health Sciences Trust
(29)  Morgan Stanley Dean Witter High Yield Securities Inc.
(30)  Morgan Stanley Dean Witter Income Builder Fund
(31)  Morgan Stanley Dean Witter Information Fund
(32)  Morgan Stanley Dean Witter Intermediate Income Securities
(33)  Morgan Stanley Dean Witter International SmallCap Fund
(34)  Morgan Stanley Dean Witter Japan Fund
(35)  Morgan Stanley Dean Witter Limited Term Municipal Trust
(36)  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37)  Morgan Stanley Dean Witter Market Leader Trust
(38)  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39)  Morgan Stanley Dean Witter Mid-Cap Growth Fund

(40)  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41)  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42)  Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43)  Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44)  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(45)  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(46)  Morgan Stanley Dean Witter S&P 500 Index Fund
(47)  Morgan Stanley Dean Witter S&P 500 Select Fund
(48)  Morgan Stanley Dean Witter Select Dimensions Investment Series
(49)  Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(50)  Morgan Stanley Dean Witter Short-Term Bond Fund
(51)  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(52)  Morgan Stanley Dean Witter Special Value Fund
(53)  Morgan Stanley Dean Witter Strategist Fund
(54)  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(55)  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(56)  Morgan Stanley Dean Witter U.S. Government Money Market Trust
(57)  Morgan Stanley Dean Witter U.S. Government Securities Trust
(58)  Morgan Stanley Dean Witter Utilities Fund
(59)  Morgan Stanley Dean Witter Value-Added Market Series
(60)  Morgan Stanley Dean Witter Value Fund
(61)  Morgan Stanley Dean Witter Variable Investment Series
(62)  Morgan Stanley Dean Witter World Wide Income Trust

      The term "TCW/DW Funds" refers to the following registered investment companies:

OPEN-END INVESTMENT COMPANIES
(1)   TCW/DW Emerging Markets Opportunities Trust
(2)   TCW/DW Global Telecom Trust
(3)   TCW/DW Income and Growth Fund
(4)   TCW/DW Latin American Growth Fund
(5)   TCW/DW Mid-Cap Equity Trust
(6)   TCW/DW North American Government Income Trust
(7)   TCW/DW Small Cap Growth Fund
(8)   TCW/DW Total Return Trust

CLOSED-END INVESTMENT COMPANIES
(1)   TCW/DW Term Trust 2000
(2)   TCW/DW Term Trust 2002
(3)   TCW/DW Term Trust 2003


NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------
Mitchell M. Merin             President and Chief Operating Officer of Asset
President, Chief              Management of Morgan Stanley Dean Witter & Co.
Executive Officer and         ("MSDW"); Chairman and Director of Morgan Stanley Dean
Director                      Witter Distributors Inc. ("MSDW Distributors") and
                              Morgan Stanley Dean Witter Trust FSB ("MSDW Trust");
                              President, Chief Executive Officer and Director of
                              Morgan Stanley Dean Witter Services Company Inc.
                              ("MSDW Services"); Executive Vice President and
                              Director of Dean Witter Reynolds Inc. ("DWR");
                              Director of various MSDW subsidiaries.

Thomas C. Schneider           Executive Vice President and Chief Strategic and
Executive Vice                Administrative Officer of MSDW; Executive Vice
President and Chief           President and Chief Financial Officer of MSDW Services;
Financial Officer             Director of DWR and MSDW.

Joseph J. McAlinden           Vice President of the Morgan Stanley Dean Witter Funds
Executive Vice President      and Director of MSDW Trust.
and Chief Investment
Officer

Ronald E. Robison             Executive Vice President and Chief Administrative Officer
Executive Vice President      of MSDW Services; Vice President of the Morgan Stanley
and Chief Administrative      Dean Witter Funds and the TCW/DW Funds.
Officer

Edward C. Oelsner, III
Executive Vice President

Barry Fink                    Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,        Secretary, General Counsel and Director of MSDW
Secretary, General            Services; Senior Vice President, Assistant
Counsel and Director          Secretary and Assistant General Counsel of MSDW
                              Distributors; Vice President, Secretary and
                              General Counsel of the Morgan Stanley Dean Witter
                              Funds and the TCW/DW Funds.

Peter M. Avelar               Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Mark Bavoso                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Rosalie Clough
Senior Vice President
and Director of Marketing


                                        5

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------

Richard Felegy
Senior Vice President

Edward F. Gaylor              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Robert S. Giambrone           Senior Vice President of MSDW Services, MSDW
Senior Vice President         Distributors and MSDW Trust and Director of MSDW Trust; Vice
                              President of the Morgan Stanley Dean Witter Funds and the
                              TCW/DW Funds.

Rajesh K. Gupta               Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Kenton J. Hinchliffe          Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Kevin Hurley                  Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

John B. Kemp, III             President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Jonathan R. Page              Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Ira N. Ross                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Guy G. Rutherfurd, Jr.        Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Rochelle G. Siegel            Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.


                                        6

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------
James Solloway
Senior Vice President

Jayne M. Stevlingson          Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Paul D. Vance                 Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison             Vice President of various Morgan Stanley Dean Witter
Senior Vice President         Funds.

Douglas Brown
First Vice President

Thomas F. Caloia              First Vice President and Assistant Treasurer of
First Vice President          MSDW Services; Assistant Treasurer of MSDW
and Assistant                 Distributors; Treasurer and Chief Financial Officer of the
Treasurer                     Morgan Stanley Dean Witter Funds and the TCW/DW Funds.

Thomas Chronert
First Vice President

Marilyn K. Cranney            Assistant Secretary of DWR; First Vice President and
First Vice President          Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary       Secretary of the Morgan Stanley Dean Witter Funds and the
                              TCW/DW Funds.

Salvatore DeSteno             Vice President of MSDW Services.
First Vice President

Michael Interrante            First Vice President and Controller of MSDW Services;
First Vice President          Assistant Treasurer of MSDW Distributors; First Vice
and Controller                President and Treasurer of MSDW Trust.

David Johnson
First Vice President


                                        7

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------
Stanley Kapica
First Vice President

Carsten Otto                  First Vice President and Assistant Secretary of MSDW
First Vice President          Services; Assistant Secretary of the Morgan Stanley
and Assistant Secretary       Dean Witter Funds and the TCW/DW Funds.

Robert Zimmerman
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Frank Bruttomesso             Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds and the TCW/DW Funds.

Ronald Caldwell
Vice President


Joseph Cardwell
Vice President

Philip Casparius
Vice President

David L. Dineen
Vice President


                                        8

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------
Bruce Dunn
Vice President

Michael Durbin
Vice President

Sheila Finnerty               Vice President of Morgan Stanley Dean Witter
Vice President                Prime Income Trust.

Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Michael Geringer
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Peter W. Gurman
Vice President

Matthew Haynes                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Peter Hermann                 Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

David Hoffman
Vice President

Christopher Jones
Vice President

Kevin Jung
Vice President

Carol Espejo Kane
Vice President


                                        9

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------
Michelle Kaufman              Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Paula LaCosta                 Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Thomas Lawlor
Vice President

Gerard J. Lian                Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Nancy Login
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco          Vice President of Morgan Stanley Dean Witter Natural
Vice President                Resource Development Securities Inc.

Albert McGarity
Vice President

LouAnne D. McInnis            Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds and the TCW/DW Funds.

Teresa McRoberts              Vice President of Morgan Stanley Dean Witter S&P 500
Vice President                Select Fund

Sharon K. Milligan
Vice President

Mark Mitchell
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                   Vice President of Morgan Stanley Dean Witter Natural
Vice President                Resource Development Securities Inc.


                                        10

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------
Richard Norris
Vice President

George Paoletti               Vice President of Morgan Stanley Dean Witter Information
Vice President                Fund.

Anne Pickrell                 Vice President of various  Morgan Stanley Dean Witter
Vice President                Funds.

Michael Roan
Vice President

John Roscoe
Vice President

Hugh Rose
Vice President

Robert Rossetti               Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Ruth Rossi                    Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan Stanley Dean
Assistant Secretary           Witter Funds and the TCW/DW Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Howard A. Schloss             Vice President of Morgan Stanley Dean Witter Federal
Vice President                Securities Trust.

Peter J. Seeley               Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Michael Strayhorn
Vice President


                                        11

NAME AND POSITION WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.          AND NATURE OF CONNECTION
--------------------          ------------------------------------------------
Kathleen H. Stromberg         Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

Marybeth Swisher
Vice President

Robert Vanden Assem
Vice President

James P. Wallin
Vice President

Alice Weiss                   Vice President of various Morgan Stanley Dean Witter
Vice President                Funds.

John Wong
Vice President

Item 27.    PRINCIPAL UNDERWRITERS

Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)   Active Assets California Tax-Free Trust
(2)   Active Assets Government Securities Trust
(3)   Active Assets Money Trust
(4)   Active Assets Tax-Free Trust
(5)   Morgan Stanley Dean Witter Aggressive Equity Fund
(6)   Morgan Stanley Dean Witter American Value Fund
(7)   Morgan Stanley Dean Witter Balanced Growth Fund
(8)   Morgan Stanley Dean Witter Balanced Income Fund
(9)   Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)  Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)  Morgan Stanley Dean Witter Capital Appreciation Fund
(12)  Morgan Stanley Dean Witter Capital Growth Securities
(13)  Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(14)  Morgan Stanley Dean Witter Convertible Securities Trust
(15)  Morgan Stanley Dean Witter Developing Growth Securities Trust
(16)  Morgan Stanley Dean Witter Diversified Income Trust
(17)  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(18)  Morgan Stanley Dean Witter Equity Fund
(19)  Morgan Stanley Dean Witter European Growth Fund Inc.
(20)  Morgan Stanley Dean Witter Federal Securities Trust
(21)  Morgan Stanley Dean Witter Financial Services Trust

(22)  Morgan Stanley Dean Witter Fund of Funds
(23)  Morgan Stanley Dean Witter Global Dividend Growth Securities
(24)  Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(25)  Morgan Stanley Dean Witter Global Utilities Fund
(26)  Morgan Stanley Dean Witter Growth Fund
(27)  Morgan Stanley Dean Witter Hawaii Municipal Trust
(28)  Morgan Stanley Dean Witter Health Sciences Trust
(29)  Morgan Stanley Dean Witter High Yield Securities Inc.
(30)  Morgan Stanley Dean Witter Income Builder Fund
(31)  Morgan Stanley Dean Witter Information Fund
(32)  Morgan Stanley Dean Witter Intermediate Income Securities
(33)  Morgan Stanley Dean Witter International SmallCap Fund
(34)  Morgan Stanley Dean Witter Japan Fund
(35)  Morgan Stanley Dean Witter Limited Term Municipal Trust
(36)  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37)  Morgan Stanley Dean Witter Market Leader Trust
(38)  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39)  Morgan Stanley Dean Witter Mid-Cap Growth Fund
(40)  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41)  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42)  Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43)  Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44)  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(45)  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(46)  Morgan Stanley Dean Witter Prime Income Trust
(47)  Morgan Stanley Dean Witter S&P 500 Index Fund
(48)  Morgan Stanley Dean Witter S&P 500 Select Fund
(49)  Morgan Stanley Dean Witter Short-Term Bond Fund
(50)  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(51)  Morgan Stanley Dean Witter Special Value Fund
(52)  Morgan Stanley Dean Witter Strategist Fund
(53)  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(54)  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(55)  Morgan Stanley Dean Witter U.S. Government Money Market Trust
(56)  Morgan Stanley Dean Witter U.S. Government Securities Trust
(57)  Morgan Stanley Dean Witter Utilities Fund
(58)  Morgan Stanley Dean Witter Value-Added Market Series
(59)  Morgan Stanley Dean Witter Value Fund
(60)  Morgan Stanley Dean Witter Variable Investment Series
(61)  Morgan Stanley Dean Witter World Wide Income Trust

(1)   TCW/DW Emerging Markets Opportunities Trust
(2)   TCW/DW Global Telecom Trust
(3)   TCW/DW Income and Growth
(4)   TCW/DW Latin American Growth Fund
(5)   TCW/DW Mid-Cap Equity Trust
(6)   TCW/DW North American Government Income Trust
(7)   TCW/DW Small Cap Growth Fund
(8)   TCW/DW Total Return Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Mr. Purcell, who is a Trustee of the Registrant, none of the following persons has any position or office with the Registrant.

NAME                     POSITIONS AND OFFICE WITH MSDW DISTRIBUTORS

Christine Edwards        Executive Vice President, Secretary, Director and Chief
                         Legal Officer.

Michael T. Gregg         Vice President and Assistant Secretary.

James F. Higgins         Director

Fredrick K. Kubler       Senior Vice President, Assistant Secretary and Chief
                         Compliance Officer.

Philip J. Purcell        Director

John Schaeffer           Director

Charles Vidala           Senior Vice President and Financial Principal

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.  MANAGEMENT SERVICES

      Registrant is not a party to any such management-related service contract.

Item 30.  UNDERTAKINGS

       None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 9th day of February, 1999.

              MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES

                                              By /s/Barry Fink
                                                 -----------------------------
                                                    Barry Fink
                                                    Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                                    Title                                                  Date
         ----------                                    -----                                                  ----

(1) Principal Executive Officer                        President, Chief
                                                       Executive Officer,
                                                       Trustee and Chairman
     By /s/Charles A. Fiumefreddo                                                                             2/9/99
        -------------------------------
           Charles A. Fiumefreddo

(2) Principal Financial Officer                        Treasurer and Principal
                                                       Accounting Officer

     By /s/Thomas F. Caloia                                                                                   2/9/99
        -------------------------------
           Thomas F. Caloia

(3) Majority of the Trustees

     Charles A. Fiumefreddo (Chairman)
     Philip J. Purcell


     By /s/Barry Fink                                                                                         2/9/99
       -------------------------------
        Barry Fink
        Attorney-in-Fact

     Michael Bozic
     Edwin J. Garn
     John R. Haire
     Wayne E. Hedien
     Manuel H. Johnson
     Michael E. Nugent
     John L. Schroeder

     By /s/David M. Butowsky                                                                                  2/9/99
        -------------------------------
           David M. Butowsky
           Attorney-in-Fact

                MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES

                                    EXHIBIT INDEX


EXHIBIT NO.         DESCRIPTION

      1.    --      Form of Instrument Establishing and Designating
                    Additional Series of Shares.

      2.    --      Amended and Restated By-Laws of the Registrant
                    dated January 28, 1999.

      5.    --      Form of Instrument Adding New Portfolios to Investment
                    Management Agreement.

     27.    --      Financial Data Schedules - to be filed by amendment.